Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	Arcos Dorados Holdings Inc.
Entity Central Index Key	0001508478
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Class A Shares Of Common Stock [Member]
Entity Common Stock, Shares Outstanding	129,529,412
Class B Shares Of Common Stock [Member]
Entity Common Stock, Shares Outstanding	80,000,000

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Sales by Company-operated restaurants	$ 3,634,371	$ 3,504,128	$ 2,894,466
Revenues from franchised restaurants	163,023	153,521	123,652
Total revenues	3,797,394	3,657,649	3,018,118
Company-operated restaurant expenses:
Food and paper	(1,269,146)	(1,216,141)	(1,023,464)
Payroll and employee benefits	(753,120)	(701,278)	(569,084)
Occupancy and other operating expenses	(984,004)	(918,102)	(765,777)
Royalty fees	(180,547)	(170,400)	(140,973)
Franchised restaurants - occupancy expenses	(56,057)	(51,396)	(37,634)
General and administrative expenses	(314,619)	(334,914)	(254,165)
Other operating expenses, net	(3,261)	(14,665)	(22,464)
Total operating costs and expenses	(3,560,754)	(3,406,896)	(2,813,561)
Operating income	236,640	250,753	204,557
Net interest expense	(54,247)	(60,749)	(41,613)
Loss from derivative instruments	(891)	(9,237)	(32,809)
Foreign currency exchange results	(18,420)	(23,926)	3,237
Other non-operating (expenses) income, net	(2,119)	3,562	(23,630)
Income before income taxes	160,963	160,403	109,742
Income tax expense	(46,375)	(44,603)	(3,450)
Net income	114,588	115,800	106,292
Less: Net income attributable to non-controlling interests	(256)	(271)	(271)
Net income attributable to Arcos Dorados Holdings Inc	$ 114,332	$ 115,529	$ 106,021
Earnings per share information:
Basic net income per common share attributable to Arcos Dorados Holdings Inc	$ 0.55	$ 0.54	$ 0.44
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.55	$ 0.54	$ 0.44

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
Net income	$ 114,588	$ 115,800	$ 106,292
Other comprehensive income (loss):
Foreign currency translation (including $13,100 of income taxes in 2010)	(8,104)	(50,826)	29,927
Unrecognized prior service cost of post-employment benefits (net of $624 of income taxes in 2012)	(1,213)
Unrealized net (losses) gains on cash flow hedges (net of $nil of income taxes)	(4,195)	131	(1,134)
Plus: reclassification adjustment for net losses included in net income (net of $nil of income taxes)	3,101	451	273
Unrealized results on cash flow hedges	(1,094)	582	(861)
Total other comprehensive (loss) income	(10,411)	(50,244)	29,066
Comprehensive income	104,177	65,556	135,358
Plus (Less): Comprehensive expense (income) attributable to non-controlling interests	(277)	248	(212)
Comprehensive income attributable to Arcos Dorados Holdings Inc.	$ 103,900	$ 65,804	$ 135,146

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
Foreign currency translation, taxes			$ 13,100
Unrecognized prior service cost of post-employment benefits, taxes	$ 624

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 184,851		$ 176,301
Accounts and notes receivable, net	105,019		93,862
Other receivables	131,747		66,605
Inventories	54,824		50,729
Prepaid expenses and other current assets	101,148		140,654
Derivative instruments	1,731
Deferred income taxes	22,178		36,713
McDonald's Corporation's indemnification for contingencies			23,750
Total current assets	601,498		588,614
Non-current assets
Miscellaneous	59,304		44,879
Collateral deposits	5,325		5,325
Property and equipment, net	1,176,350		1,023,180
Net intangible assets and goodwill	67,271	[1],[2]	58,419	[1],[2]
Deferred income taxes	133,708		142,848
McDonald's Corporation's indemnification for contingencies	5,707		12,141
Total non-current assets	1,447,665		1,286,792
Total assets	2,049,163		1,875,406
LIABILITIES AND EQUITY
Accounts payable	244,365		220,941
Royalties payable to McDonald's Corporation	29,278		19,002
Income taxes payable	21,051		50,379
Other taxes payable	104,662		88,610
Accrued payroll and other liabilities	150,690		146,721
Provision for contingencies	507		41,959
Interest payable	21,567		16,028
Short-term debt	568		840
Current portion of long-term debt	1,634		2,971
Derivative instruments	3,952		1,841
Total current liabilities	578,274		589,292
Non-current liabilities
Accrued payroll and other liabilities	40,115		52,065
Provision for contingencies	20,092		23,077
Long-term debt, excluding current portion	649,968		525,951
Derivative instruments	5,397		742
Deferred income taxes	9,007		4,650
Total non-current liabilities	724,579		606,485
Total liabilities	1,302,853		1,195,777
Equity
Additional paid-in capital	18,634		5,734
Retained earnings	400,761		336,707
Accumulated other comprehensive loss	(158,821)		(148,389)
Total Arcos Dorados Holdings Inc. shareholders' equity	745,143		678,621
Non-controlling interests in subsidiaries	1,167		1,008
Total equity	746,310		679,629
Total liabilities and equity	2,049,163		1,875,406
Class A Shares Of Common Stock [Member]
Equity
Common stock	351,654		351,654
Class B Shares Of Common Stock [Member]
Equity
Common stock	$ 132,915		$ 132,915

[1]	Total amortization expense for fiscal years 2012, 2011 and 2010 amounted to $14,825, $11,144 and $6,740, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows: $14,824 for 2013; $14,791 for 2014; $10,392 for 2015; $3,047 for 2016; $1,531 for 2017 and thereafter $4,507.
[2]	Related to the acquisition of franchise restaurants (Mexico, Brazil, Peru, Colombia and Chile) and non-controlling interests in subsidiaries (Ecuador and Chile).

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued	209,529,412
Common stock, shares outstanding		209,529,412
Class A Shares Of Common Stock [Member]
Common stock, par value
Common stock, shares authorized	420,000,000	420,000,000
Common stock, shares issued	129,529,412	129,529,412
Common stock, shares outstanding	129,529,412	129,529,412
Class B Shares Of Common Stock [Member]
Common stock, par value
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	80,000,000	80,000,000
Common stock, shares outstanding	80,000,000	80,000,000

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income attributable to Arcos Dorados Holdings Inc	$ 114,332	$ 115,529	$ 106,021
Adjustments to reconcile net income attributable to Arcos Dorados Holdings Inc.to cash provided by operations:
Depreciation and amortization	92,328	68,971	60,585
Loss from derivative instruments	891	9,237	32,809
Amortization of deferred financing costs	1,314	3,316	979
Amortization and accrual of letter of credit fees	3,028	2,847	2,633
Net income attributable to non-controlling interests	256	271	271
Deferred income taxes	14,228	(2,882)	(61,101)
Foreign currency exchange results	13,788	16,209	(1,072)
Accrued compensation expense	1,265	29,712	36,551
Loss on amnesty program			25,532
Others, net	4,860	10,289	2,009
Changes in assets and liabilities:
Accounts payable	22,575	60,234	52,077
Accounts and notes receivable and other receivables	(48,168)	(14,609)	(70,762)
Inventories, prepaid and other assets	14,628	(42,415)	(39,742)
Income taxes payable	(23,042)	17,455	13,085
Other taxes payable	8,414	6,627	12,134
Interest payable	6,134	8,961	105
Accrued payroll and other liabilities and provision for contingencies	(9,956)	(34,479)	82,688
Others	13,238	6,351	9,074
Net cash provided by operating activities	230,113	261,624	263,876
Investing activities
Property and equipment expenditures	(294,478)	(319,859)	(175,669)
Purchases of restaurant businesses	(6,004)	(5,993)	(504)
Proceeds from sale of property and equipment	6,643	10,681	6,215
Loans to related parties	(7,000)
Other investing activity	(5,582)	(4,961)	(8,266)
Net cash used in investing activities	(306,421)	(320,132)	(178,224)
Financing activities
Issuance of class A shares in connection with the initial public offering		152,281
Dividend payments to Arcos Dorados Holdings Inc.' shareholders	(50,036)	(56,627)	(33,400)
Net payment of derivative instruments	(4,322)	(118,932)	(37,815)
Collateral deposits		15,000	25,000
Cash and cash equivalents of split-off Axis Business		(35,425)
Net short-term borrowings	(157)	(10,871)	3,805
Other financing activities	(4,497)	(12,850)	(8,877)
Net cash provided by (used in) financing activities	90,646	35,673	(51,287)
Effect of exchange rate changes on cash and cash equivalents	(5,788)	(8,963)	5,759
Increase (Decrease) in cash and cash equivalents	8,550	(31,798)	40,124
Cash and cash equivalents at the beginning of the year	176,301	208,099	167,975
Cash and cash equivalents at the end of the year	184,851	176,301	208,099
Supplemental cash flow information:
Interest	55,347	46,022	42,034
Income tax	30,700	50,952	40,391
Non-cash transactions:
Seller financings			2,423
Split-off Axis Business - non-cash portion		9,833
Partial Redemption Of 2019 Notes [Member]
Financing activities
Redemption of Notes		(152,005)
Year 2016 [Member]
Financing activities
Issuance of Notes	$ 149,658	$ 255,102

Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Class A Shares Of Common Stock [Member]	Class B Shares Of Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total Accumulated Other Comprehensive Income (Loss) [Member]	Arcos Dorados Holdings Inc.' Shareholders [Member]	Non Controlling Interests [Member]	Total
Balance at Dec. 31, 2009	$ 226,528	$ 151,018	$ (2,468)	$ 205,366	$ (127,789)	$ 452,655	$ 1,391	$ 454,046
Balance of Common stock shares at Dec. 31, 2009	145,129,780	96,753,186
Net income for the year				106,021		106,021	271	106,292
Other comprehensive income					29,125	29,125	(59)	29,066
Dividends to Arcos Dorados Holdings Inc.'s shareholders				(40,000)		(40,000)		(40,000)
Dividends to non-controlling interests							(209)	(209)
Balance at Dec. 31, 2010	226,528	151,018	(2,468)	271,387	(98,664)	547,801	1,394	549,195
Balance of Common stock shares at Dec. 31, 2010	145,129,780	96,753,186
Net income for the year				115,529		115,529	271	115,800
Other comprehensive income					(49,725)	(49,725)	(519)	(50,244)
Split-off of Axis Business	(27,155)	(18,103)				(45,258)		(45,258)
Split-off of Axis Business, shares	(25,129,780)	(16,753,186)
Dividends to Arcos Dorados Holdings Inc.'s shareholders				(50,027)		(50,027)		(50,027)
Issuance of class A shares in connection with the initial public offering	152,281					152,281		152,281
Issuance of class A shares in connection with the initial public offering, shares	9,529,412
Stock-based compensation related to the 2011 Equity Incentive Plan			8,202			8,202		8,202
Dividends on restricted share units under the 2011 Equity Incentive Plan				(182)		(182)		(182)
Dividends to non-controlling interests							(138)	(138)
Balance at Dec. 31, 2011	351,654	132,915	5,734	336,707	(148,389)	678,621	1,008	679,629
Balance of Common stock shares at Dec. 31, 2011	129,529,412	80,000,000						209,529,412
Net income for the year				114,332		114,332	256	114,588
Other comprehensive income					(10,432)	(10,432)	21	(10,411)
Dividends to Arcos Dorados Holdings Inc.'s shareholders				(50,036)		(50,036)		(50,036)
Stock-based compensation related to the 2011 Equity Incentive Plan			(12,900)			(12,900)		(12,900)
Dividends on restricted share units under the 2011 Equity Incentive Plan				(242)		(242)		(242)
Dividends to non-controlling interests							(118)	(118)
Balance at Dec. 31, 2012	$ 351,654	$ 132,915	$ 18,634	$ 400,761	$ (158,821)	$ 745,143	$ 1,167	$ 746,310
Balance of Common stock shares at Dec. 31, 2012	129,529,412	80,000,000

Consolidated Statements Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Equity [Abstract]
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share	$ 0.24	$ 0.24	$ 0.17

Organization And Nature Of Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization And Nature Of Business

1. Organization and nature of business

     Arcos Dorados Holdings Inc. (the "Company") is a limited liability company organized and existing under the laws of the British Virgin Islands. The Company was incorporated on December 9, 2010 in connection with the reorganization made for purposes of the offering and listing of the Company's shares on the New York Stock Exchange. The reorganization involved the creation of Arcos Dorados Holdings Inc. as a wholly-owned subsidiary of Arcos Dorados Limited and a subsequent downstream merger, being Arcos Dorados Holdings Inc. the surviving entity. Following the merger, Arcos Dorados Holdings Inc. replaced Arcos Dorados Limited in the corporate structure. The reorganization was accounted for as a reorganization of entities under common control in a manner similar to a pooling of interest and the consolidated financial statements reflect the historical consolidated operations of Arcos Dorados Limited as if the reorganization structure had existed since it was incorporated in July 2006. The Company's fiscal year ends on the last day of December. The Company has a 99.999% equity interest in Arcos Dorados Cooperatieve U.A., which has a 100% equity interest in Arcos Dorados B.V. ("ADBV").

     On August 3, 2007 the Company, indirectly through its wholly-owned subsidiary ADBV, entered into a Stock Purchase Agreement and Master Franchise Agreements ("MFAs") with McDonald's Corporation pursuant to which the Company completed the acquisition of the McDonald's business in Latin America and the Caribbean ("LatAm business"). See Note 4 for details. Prior to this acquisition, the Company did not carry out operations.

     The Company, through ADBV's wholly-owned and majority owned subsidiaries, operates and franchises McDonald's restaurants in the food service industry. The Company has operations in twenty territories as follows: Argentina, Aruba, Brazil, Chile, Colombia, Costa Rica, Curacao, Ecuador, French Guyana, Guadeloupe, Martinique, Mexico, Panama, Peru, Puerto Rico, Trinidad and Tobago, Uruguay, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela. All restaurants are operated either by the Company's subsidiaries or by independent entrepreneurs under the terms of sub-franchisee agreements (franchisees).

Basis Of Presentation And Principles Of Consolidation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation And Principles Of Consolidation

2. Basis of presentation and principles of consolidation

     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has elected to report its consolidated financial statements in United States dollars ("$" or "US dollars").

Reclassifications

     Certain reclassifications have been made within current liabilities to the prior year information to conform to the current year presentation.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

3. Summary of significant accounting policies

     The following is a summary of significant accounting policies followed by the Company in the preparation of the consolidated financial statements.

Use of estimates

     The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Foreign currency translation

     The financial statements of the Company's foreign operating subsidiaries are translated in accordance with guidance in ASC Topic 830 Foreign Currency Matters. Except for the Company's Venezuelan operations as from January 1, 2010, the functional currencies of the Company's foreign operating subsidiaries are the local currencies of the countries in which they conduct their operations. Therefore, assets and liabilities are translated into U.S. dollars at the balance sheets date exchange rates, and revenues and expenses are translated at average rates prevailing during the periods. Translation adjustments are included in the "Accumulated other comprehensive loss" component of shareholders' equity. The Company includes foreign currency exchange results related to monetary assets and liabilities denominated in currencies other than its functional currencies in its income statement.

     Effective January 1, 2010, Venezuela is considered to be highly inflationary, and as such, the financial statements of the Company's Venezuelan subsidiaries are remeasured as if their functional currencies were the reporting currency (U.S. dollars). As a result, remeasurement gains and losses are recognized in earnings rather than in the cumulative translation adjustment, component of other comprehensive income within shareholders' equity.

     See Note 21 for additional information pertaining to the Company's Venezuelan operations, including currency restrictions and controls existing in the country and a discussion of the exchange rate used for remeasurement purposes.

Cash and cash equivalents

     The Company considers all highly liquid investments with an original maturity of three months or less, from the date of purchase, to be cash equivalents.

Revenue recognition

     The Company's revenues consist of sales by Company-operated restaurants and revenues from restaurants operated by franchisees. Sales by Company-operated restaurants are recognized on a cash basis. The Company presents sales net of sales tax and other sales-related taxes. Revenues from restaurants operated by franchisees include rental income, initial franchise fees and royalty income. Rental income is measured on a monthly basis based on the greater of a fixed rent, computed on a straight-line basis, or a certain percentage of gross sales reported by franchisees. Initial franchise fees represent the difference between the amount the Company collects from the franchisee and the amount the Company pays to McDonald's Corporation upon the opening of a new restaurant, which is when the Company has performed substantially all initial services required by the franchisee agreement. Royalty income represents the difference, if any, between the amount the Company collects from the franchisee and the amount the Company is required to pay to McDonald's Corporation. Royalty income is recognized in the period earned.

Accounts and notes receivable and allowance for doubtful accounts

     Accounts receivable primarily consist of royalty and rent receivables due from franchisees and debit and credit card receivables. Accounts receivable are initially recorded at fair value and do not bear interest. Notes receivable relates to interest-bearing financing granted to certain franchisees in connection with the acquisition of equipment and third-party suppliers. The Company maintains an allowance for doubtful accounts in an amount that it considers sufficient to cover losses resulting from the inability of its franchisees to make required payments. In judging the adequacy of the allowance for doubtful accounts, the Company considers multiple factors including historical bad debt experience, the current economic environment and the aging of the receivables.

Other receivables

     Other receivables primarily consist of value-added tax and other tax receivables (amounting to $35,527 and $30,358 as of December 31, 2012 and 2011, respectively), guarantee deposits (amounting to $2,292 and $16,100 at December 31, 2012 and 2011, respectively) and receivables from related parties (amounting to $73,664 and $5,538 at December 31, 2012 and 2011, respectively). Other receivables are reported at the amount expected to be collected.

Inventories

Inventories are stated at the lower of cost or market, with cost being determined on a first-in, first-out basis.

Property and equipment, net

     Property and equipment are stated at cost, net of accumulated depreciation. Property costs include costs of land and building for both company-operated and franchise restaurants while equipment costs primarily relate to company-operated restaurants. Cost of property and equipment acquired from McDonald's Corporation (as part of the acquisition of LatAm business) was determined based on its estimated fair market value at the acquisition date, then partially reduced by the allocation of the negative goodwill that resulted from the purchase price allocation. Cost of property and equipment acquired or constructed after the acquisition of LatAm business in connection with the Company's restaurant reimaging and extension program is comprised of acquisition and construction costs and capitalized internal costs. Capitalized internal costs include payroll expenses related to employees fully dedicated to restaurant construction projects and related travel expenses. Capitalized payroll costs are allocated to each new restaurant location based on the actual time spent on each project. The Company commences capitalizing costs related to construction projects when it becomes probable that the project will be developed – when the site has been identified and the related profitability assessment has been approved. Maintenance and repairs are expensed as incurred. Accumulated depreciation is calculated using the straight-line method over the following estimated useful lives: buildings – up to 40 years; leasehold improvements – the lesser of useful lives of assets or lease terms which generally include option periods; and equipment – 3 to 12 years.

Intangible assets, net

     Intangible assets include computer software costs, initial franchise fees, reacquired rights under franchise agreements and letter of credit fees.

     The Company follows the provisions of ASC 350-40-30 within ASC Topic 350 Intangibles, Subtopic 40 Internal Use Software which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. These costs are amortized over a period of three years on a straight line basis.

     The Company is required to pay to McDonald's Corporation an initial franchisee fee upon opening of a new restaurant. The initial franchise fee related to Company-operated restaurants is capitalized as an intangible asset and amortized on a straight-line basis over the term of the franchise (generally 20 years).

     A reacquired franchise right is recognized as an intangible asset as part of the business combination in the acquisition of franchise restaurants apart from goodwill with an assigned amortizable life limited to the remaining contractual term (i.e., not including any renewal periods). The value assigned to the reacquired franchise right excludes any amounts recognized as a settlement gain or loss and is limited to the value associated with the remaining contractual term and current market terms. The reacquired franchise right is measured using a valuation technique that considers restaurant's cash flows after payment of an at-market royalty rate to the Company. The cash flows are projected for the remaining contractual term, regardless of whether market participants would consider potential contractual renewals in determining its fair value.

Letter of credit fees are amortized on a straight-line basis over the term of the Letter of Credit.

Impairment and disposal of long-lived assets

     In accordance with the guidance within ASC 360-10-35, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate the carrying value of the asset may not be recoverable. For purposes of reviewing assets for potential impairment, assets are grouped at a country level for each of the operating markets. The Company manages its restaurants as a group or portfolio with significant common costs and promotional activities; as such, each restaurant's cash flows are not largely independent of the cash flows of others in a market. If an indicator of impairment exists for any grouping of assets, an estimate of undiscounted future cash flows produced by each individual restaurant within the asset grouping is compared to its carrying value. If an individual restaurant is determined to be impaired, the loss is measured by the excess of the carrying amount of the restaurant over its fair value considering its highest and best use, as determined by an estimate of discounted future cash flows or its market value. In the fourth quarter of 2012, 2011 and 2010, the Company assessed all markets for impairment indicators. As a result of these assessments, the Company performed the impairment testing of its long-lived assets in Mexico, Puerto Rico and Peru in each fiscal year, as well as in Aruba, Curacao and the U.S. Virgin Islands of St. Croix and St. Thomas in fiscal year 2012 considering recent operating losses incurred in these markets (indicator of potential impairment). As a result of these analyses, no impairments were recorded for the Company's operations in Peru in fiscal years 2011 and 2010 nor in Aruba, Curacao and the U.S. Virgin Islands of St. Croix and St. Thomas in fiscal year 2012 since the estimates of undiscounted future cash flows for each restaurant in these markets or the fair market value exceeded its carrying value. However, the Company recorded impairment charges associated with certain restaurants in Mexico, Puerto Rico and Peru (the latter only in 2012) with undiscounted future cash flows insufficient to recover their carrying value. The impairment charges were measured by the excess of the carrying amount of the restaurants over their fair value. The impairment charges totaling $1,982, $1,715 and $4,668 in 2012, 2011 and 2010, respectively, are included within "Other operating expenses, net" in the consolidated statements of income.

     Losses on assets held for disposal are recognized when management and the Board of Directors, as required, has approved and committed to a plan to dispose of the assets, the assets are available for disposal, the disposal is probable of occurring within 12 months, and the net sales proceeds are expected to be less than the assets' net book value. Generally, such losses relate to restaurants that have closed and ceased operations as well as restaurants that meet the criteria to be considered "held for sale" in accordance with ASC 360-10-45.

Goodwill

     Goodwill represents the excess of cost over the estimated fair market value of net tangible assets and identifiable intangible assets acquired. In accordance with the guidance within ASC Topic 350 Intangibles-Goodwill and Other, goodwill is stated at cost and reviewed for impairment on an annual basis. The annual impairment test is performed during the fourth quarter of the fiscal year and compares the fair value of each reporting unit, generally based on discounted future cash flows, with its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is measured as the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill. As a result of the analyses performed in the fourth quarter of 2012 and 2011, the Company recorded impairment charges of the full amounts of goodwill that had been generated in the acquisition of restaurants in Puerto Rico and St. Croix, respectively. The impairment charges amounting to $683 in 2012 and $2,077 in 2011 are included within "Other operating expenses, net" in the consolidated statements of income. No impairments of goodwill were recognized during fiscal year 2010.

Advertising costs

     Advertising costs are expensed as incurred. Advertising expenses related to Company-operated restaurants were $147,194, $139,749 and $116,251 in 2012, 2011 and 2010, respectively. Advertising expenses related to Franchised operations do not affect the Company's expenses since these are recovered from franchisees. Advertising expenses related to Franchised operations were $46,614, $44,779 and $36,355 in 2012, 2011 and 2010, respectively.

Accounting for income taxes

     The Company records deferred income taxes using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The guidance requires companies to set up a valuation allowance for that component of net deferred tax assets which does not meet the more likely than not criterion for realization.

     Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     The Company is regularly audited by tax authorities, and tax assessments may arise several years after tax returns have been filed. Accordingly, tax liabilities are recorded when, in management's judgment, a tax position does not meet the more likely than not threshold for recognition. For tax positions that meet the more likely than not threshold, a tax liability may be recorded depending on management's assessment of how the tax position will ultimately be settled. The Company records interest and penalties on unrecognized tax benefits in the provision for income taxes.

Accounts payable outsourcing

     The Company offers its suppliers access to an accounts payable services arrangement provided by third party financial institutions. This service allows the Company's suppliers to view its scheduled payments online, enabling them to better manage their cash flow and reduce payment processing costs. Independent of the Company, the financial institutions also allow suppliers to sell their receivables to the financial institutions in an arrangement separately negotiated by the supplier and the financial institution. The Company has no economic interest in the sale of these receivables and no direct relationship with the financial institutions concerning the sale of receivables. All of the Company's obligations, including amounts due, remain to the Company's suppliers as stated in the supplier agreements. As of December 31, 2012 and 2011, approximately $2.0 million and $nil, respectively, of the Company's total accounts payable are available for this purpose and have been sold by suppliers to participating financial institutions.

Share-based compensation

     The Company recognizes compensation expense as services required to earn the benefits are rendered. See Note 16 for details of the outstanding plans and the related accounting policies.

Derivative financial instruments

     The Company utilizes certain hedge instruments to manage its interest rate and foreign currency rate exposures. The counterparties to these instruments generally are major financial institutions. The Company does not hold or issue derivative instruments for trading purposes. In entering into these contracts, the Company assumes the risk that might arise from the possible inability of counterparties to meet the terms of their contracts. The Company does not expect any losses as a result of counterparty defaults. All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Additionally, the fair value adjustments will affect either shareholders' equity as accumulated other comprehensive income (loss) or net income (loss) depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity.

Severance payments

     Under certain laws and labor agreements of the countries in which the Company operates, the Company is required to make minimum severance payments to employees who are dismissed without cause and employees leaving its employment in certain other circumstances. The Company accrues severance costs if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and can be reasonably estimated. Otherwise, severance payments are expensed as incurred.

Post-employment benefits

     In 2012 became effective in Venezuela the new Organic Law of Labor and Workers (known as "LOTTT," its Spanish acronym) that, among other regulations, provides for a post-employment payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. The Company is required to make quarterly deposits in a trust fund. The Company obtained an actuarial valuation of the unfunded post-employment liability. The accumulated post-employment obligation at December 31, 2012 was $2,506, of which $1,837 relate to unrecognized prior service costs as a component of comprehensive income; and $669 to post-employment expenses included in "General and administrative expenses". Post-employment expenses consist of service cost and interest cost amounting to $374 and $295, respectively.

Provision for contingencies

     The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date, the Company's estimates of the outcomes of these matters and the Company's lawyers' experience in contesting, litigating and settling other matters. As the scope of the liabilities becomes better defined, there may be changes in the estimates of future costs. See Note 17 for details.

Comprehensive income

     Comprehensive income includes net income as currently reported under generally accepted accounting principles and also includes the impact of other events and circumstances from non-owner sources which are recorded as a separate component of shareholders' equity. The Company reports foreign currency translation gains and losses, unrealized results on cash flow hedges as well as unrecognized prior service costs of post-employment benefits as components of comprehensive income.

Recent accounting pronouncements

     In May 2011, the FASB issued ASU 2011-04 to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The Company adopted this guidance on January 1, 2012. The adoption of this ASU had no significant impact on the Company's consolidated financial statements.

     In June 2011, the FASB issued ASU 2011-05 which provides new guidance on the presentation of comprehensive income. ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders' equity and instead requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income from that of prior accounting guidance. The Company adopted this new guidance on January 1, 2012. As a result of such adoption, the Company has changed the presentation, and as from the first quarter of 2012 reports comprehensive income in a separate but consecutive statement.

     In September 2011 and July 2012, the FASB issued ASU 2011-08 and ASU 2012-02, respectively, which provide an entity the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for goodwill and indefinite-lived intangible assets, respectively. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit or an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted the ASU 2011-08 for its fiscal year beginning on January 1, 2012, with no significant impact on the Company's consolidated financial statements. The Company will adopt the ASU 2012-02 for its fiscal year beginning on January 1, 2013, expecting no significant impact on the Company's consolidated financial statements.

Acquisition Of Businesses	12 Months Ended
Dec. 31, 2012
Acquisition Of Businesses [Abstract]
Acquisition Of Businesses

4. Acquisition of businesses

LatAm Business

     On August 3, 2007, the Company, indirectly through its wholly-owned subsidiary ADBV, entered into a Stock Purchase Agreement with McDonald's Corporation pursuant to which the Company completed the acquisition of the McDonald's business in Latin America and the Caribbean for $679,357. The purchase price was comprised of (a) a base purchase price amounting to $700,000, and (b) an additional purchase price equal to the final working capital of the acquired business amounting to negative $20,643. The Company paid the base purchase price and the estimated additional purchase price at the transaction date totaling $701,244. Subsequently, the Company recorded a receivable from McDonald's Corporation amounting to $21,887 for the difference between the final working capital and the working capital estimated at the transaction date. This receivable was collected in 2008 ($15,015 in cash and $6,872 by assignment of a receivable from suppliers). Fees and expenses associated with this acquisition amounted to $18,723. The final purchase price was $698,080.

     The acquisition of the LatAm business was accounted for by the purchase method of accounting and, accordingly, the purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition. When the fair value of the net assets acquired exceeded the purchase price, the resulting negative goodwill was allocated to partially reduce the fair value of the non-current assets acquired on a pro-rata basis.

     In connection with this transaction, ADBV and certain subsidiaries (the "MF subsidiaries") also entered into 20-year Master Franchise Agreements ("MFAs") with McDonald's Corporation which grants to the Company and its MF subsidiaries the following:

i.	The right to own and operate, directly or indirectly, franchised restaurants in each territory;
ii.	The right and license to grant sub franchises in each territory;
iii.	The right to adopt and use, and to grant the right and license to sub franchisees to adopt and use, the system in each territory;
iv.	The right to advertise to the public that it is a franchisee of McDonald's;
v.	The right and license to grant sub franchises and sublicenses of each of the foregoing rights and licenses to each MF subsidiary.

     The Company is required to pay to McDonald's Corporation continuing franchise fees (Royalty fees) on a monthly basis. The amount to be paid during the first 10 years of the MFAs is equal to 5% of the US dollar equivalent of the gross product sales of each of the franchised restaurants. This percentage increases to 6% and 7% for the subsequent two 5-year periods of the agreement. Payment of monthly royalties is due on the seventh business day of the next calendar month.

     Pursuant to the MFAs provisions, McDonald's Corporation has the right to (a) terminate the MFAs, or (b) exercise a call option over the Company's shares or any MF subsidiary, if the Company or any MF subsidiary (i) fails to comply with the McDonald's System (as defined in the MFAs), (ii) files for bankruptcy, (iii) defaults on its financial debt payments, (iv) substantially fails to achieve targeted openings and reinvestments requirements, or (v) upon the occurrence of any other event of default as defined in the MFAs.

Other acquisitions

     In 2010, the Company acquired franchised restaurants in Mexico and Chile. In 2011, the Company acquired franchised restaurants in Brazil and Chile. In 2012, the Company acquired franchised restaurants in Colombia, Chile, Mexico and Puerto Rico. Presented below is supplemental information about these non-significant acquisitions:

Purchases of restaurant businesses:	2012	2011	2010
Property and equipment	$1,793	$1,704	$2,016
Identifiable intangible assets	6,061	-	183
Goodwill	1,196	4,952	1,276
Gain on bargain purchase of franchised restaurants	(1,161)	-	-
Purchase price	7,889	6,656	3,475
Settlement of franchise receivables	(1,885)	(663)	(548)
Seller financing	-	-	(2,423)
Purchase price paid	$6,004	$5,993	$504

Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts And Notes Receivable, Net [Abstract]
Accounts And Notes Receivable, Net

5. Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following at year end:

	2012	2011

Debit and credit card receivables	$45,223	$42,344
Receivables from franchisees	38,079	33,823
Meal voucher receivables	16,800	13,737
Notes receivable	8,939	10,348
Allowance for doubtful accounts	(4,022)	(6,390)
	$105,019	$93,862

Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2012	2011

Prepaid expenses and taxes	$86,249	$129,554
Promotion items	14,899	11,100
	$101,148	$140,654

As of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 Amounts in thousands of US dollars, except for share data and as otherwise indicated

Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net

7. Property and equipment, net

Property and equipment, net consist of the following at year-end:

	2012	2011

Land	$200,340	$189,801
Buildings and leasehold improvements	712,908	599,350
Equipment	544,213	438,601
Total cost	1,457,461	1,227,752
Total accumulated depreciation	(281,111)	(204,572)
	$1,176,350	$1,023,180

     Total depreciation expense for fiscal years 2012, 2011 and 2010 amounted to $77,503, $57,827 and $53,845, respectively.

Net Intangible Assets And Goodwill	12 Months Ended
Dec. 31, 2012
Net Intangible Assets And Goodwill [Abstract]
Net Intangible Assets And Goodwill

8. Net intangible assets and goodwill

Net intangible assets and goodwill consist of the following at year-end:

	2012	2011
Net intangible assets (i)
Computer software cost	$62,159		$52,555
Initial franchise fees	20,429		15,342
Reacquired franchised rights	6,076		-
Letter of credit fees	940		940
Total cost	89,604		68,837
Total accumulated amortization	(40,512)		(28,172)
Subtotal	49,092		40,665

Goodwill (ii)
Mexico	7,780		7,180
Brazil	8,086		8,892
Ecuador	273		273
Peru	220		208
Chile	1,553		1,201
Colombia	267		-
Subtotal	18,179		17,754
	$67,271		$58,419

     (i) Total amortization expense for fiscal years 2012, 2011 and 2010 amounted to $14,825, $11,144 and $6,740, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows: $14,824 for 2013; $14,791 for 2014; $10,392 for 2015; $3,047 for 2016; $1,531 for 2017 and thereafter $4,507.

     (ii) Related to the acquisition of franchise restaurants (Mexico, Brazil, Peru, Colombia and Chile) and non-controlling interests in subsidiaries (Ecuador and Chile).

Accrued Payroll And Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Payroll And Other Liabilities [Abstract]
Accrued Payroll And Other Liabilities

9. Accrued payroll and other liabilities

Accrued payroll and other liabilities consist of the following at year end:

	2012	2011
Current:
Accrued payroll	$110,499	$100,254
Long-term incentive plan	8,843	20,490
Accrued expenses	17,908	20,029
Amnesty program	10,236	2,480
Other liabilities	3,204	3,468
	$150,690	$146,721

Non-current:
Long-term incentive plan	$2,968	$12,879
Amnesty program	20,210	25,972
Other liabilities	16,937	13,214
	$40,115	$52,065

Short-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Debt [Abstract]
Short-Term Debt

10. Short-term debt

At December 31, 2012 and 2011 short-term debt consists of bank overdrafts and short-term loans.

Revolving Credit Facility

     On August 3, 2011, ADBV entered into a committed revolving credit facility with Bank of America, N.A., as lender, for $50 million with a maturity date one year from the date of closing thereof. On August 3, 2012, ADBV renewed the revolving credit facility for an additional one-year period. The obligations of ADBV under the revolving credit facility are jointly and severally guaranteed by certain of the Company's subsidiaries on an unconditional basis. This revolving credit facility will permit the Company to borrow money from time to time to cover its working capital needs and for other general corporate purposes. Each loan made to ADBV under the revolving credit facility will bear interest at an annual rate equal to LIBOR plus 2.50%. Interest on each loan will be payable on the date of any prepayment, at maturity and on a quarterly basis, beginning with the date that is three calendar months following the date the loan is made.

     The revolving credit facility includes customary covenants including, among others, restrictions on the ability of ADBV, the guarantors and certain material subsidiaries to: (i) incur liens, (ii) enter into any merger, consolidation or amalgamation; (iii) sell, assign, lease or transfer all or substantially all of the borrower's or guarantor's business or property; (iv) enter into transactions with affiliates; (v) engage in substantially different lines of business; (vi) permit the consolidated net indebtedness to EBITDA ratio to be greater than 2.50 to 1 on the last day of any fiscal quarter of the borrower; and (vii) engage in transactions that violate certain anti-terrorism laws. The revolving credit facility provides for customary events of default, which, if any of them occurs, would permit or require the lender to terminate its obligation to provide loans under the revolving credit facility and/or to declare all sums outstanding under the loan documents immediately due and payable.

     On April 3, 2012 the Company borrowed $10,000 under the revolving credit facility. This borrowing was settled on April 26, 2012 with the proceeds of the issuance of the 2016 Notes discussed in Note 11.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

11. Long-term debt

Long-term debt consists of the following at year-end:

	2012	2011

2019 Notes	$306,798	$306,532
2016 Notes	331,859	214,248
Capital lease obligations	9,121	5,171
Other long-term borrowings	3,824	2,971
Total	651,602	528,922
Current portion of long-term debt	1,634	2,971
Long-term debt, excluding current portion	$649,968	$525,951

     In October 2009, ADBV issued senior notes for an aggregate principal amount of $450,000 at a price of 99.136% (the "2019 Notes"). The 2019 Notes mature on October 1, 2019 and bear interest of 7.5% per year. Periodic payments of principal are not required under the 2019 Notes. Interest is paid semi-annually. The Company incurred $8,928 of financing costs related to this issuance, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

     On July 18, 2011 the Company redeemed 31.42% or $141,400 of the outstanding principal amount of its 2019 Notes at a redemption price of 107.5% plus accrued and unpaid interest. As a result, the Company incurred a loss of $13,933, including $2,319 related to the accelerated amortization of deferred financing costs and $1,009 related to the accelerated accretion of the original discount.

     Interest expense related to the 2019 Notes was $23,145, $28,948 and $33,750 during fiscal year 2012, 2011 and 2010, respectively. Amortization of deferred financing costs related to the 2019 Notes (including the accelerated amortization as a result of the redemption in 2011) amounted to $610, $3,067 and $979 for fiscal year 2012, 2011 and 2010, respectively. Accretion of the original discount related to the 2019 Notes (including the acceleration accretion as a result of the redemption in 2011) totaled $266, $1,335 and $387 for fiscal year 2012, 2011 and 2010, respectively. Loss from the partial redemption of the 2019 Notes at a price higher than the nominal value amounted to $10,605 in 2011. These charges are included within "Net interest expense" in the consolidated statements of income.

     The 2019 Notes are redeemable at the option of the Company at any time at the applicable redemption prices set forth in the indenture governing the 2019 Notes. The 2019 Notes are fully and unconditionally guaranteed on a senior unsecured basis by the majority of the Company's subsidiaries. The 2019 Notes rank equally with all of the Company's unsecured and unsubordinated indebtedness and are effectively junior to all secured indebtedness of the Company. The indenture governing the 2019 Notes imposes certain restrictions on the Company and its subsidiaries, including some restrictions on their ability, with certain permitted exceptions, to: incur additional indebtedness, pay dividends or redeem, repurchase or retire the Company's capital stock, make investments, create liens, create limitations on the ability of the Company's subsidiaries to pay dividends, make loans or transfer property to the Company, engage in transactions with affiliates, sell assets including the capital stock of the subsidiaries, and consolidate merge or transfer assets.

The 2019 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

2016 Notes

     On July 13, 2011 the Company issued R$ 400 million of Brazilian reais notes due 2016 in a private placement (the "Brazilian notes" or "2016 Notes"). The Brazilian notes bear interest of 10.25% per year, payable semi-annually beginning on January 13, 2012. The proceeds from the offering were used by the Company to satisfy its capital expenditure program, including opening and reimaging restaurants, and for general corporate purposes.

     In addition, on April 24, 2012, the Company issued an additional R$275 million aggregate principal amount of the 2016 Notes at a price of 102.529%. The proceeds from the offering are being used by the Company to satisfy its capital expenditure program and for general corporate purposes.

     The Brazilian notes mature on July 13, 2016 and are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company's subsidiaries. The Company incurred $3,699 of financing costs related to these issuances, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

     Interest expense related to the Brazilian notes was $30,051 and $11,119 for fiscal year 2012 and 2011, respectively. Amortization of deferred financing costs related to the Brazilian notes amounted to $704 and $250 for fiscal year 2012 and 2011, respectively. These charges are included with "Net interest expense" in the consolidated statements of income.

     The 2016 Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company's subsidiaries. The 2016 Notes and guarantees (i) are senior secured obligations and rank equal in right of payment with all of the Company's and guarantors' existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of Company's and guarantors' existing and future secured indebtedness to the extent of the value of the Company's assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company's subsidiaries that are not guarantors.

     The indenture governing the 2016 Notes limits the Company's and its subsidiaries' ability to, among other things, (i) create liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. These covenants are subject to important qualifications and exceptions. The indenture governing the 2016 Notes also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all of the then-outstanding 2016 Notes to be due and payable immediately.

The 2016 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

Other required disclosures

At December 31, 2012, future payments related to the Company's long-term debt are as follows:

	Principal	Interest	Total
2013	$1,633	$57,918	$59,551
2014	3,167	57,722	60,889
2015	2,707	57,398	60,105
2016	329,960	57,219	387,179
2017	443	23,447	23,890
Thereafter	312,645	48,850	361,495
Total payments	650,555	302,554	953,109
Interest	-	(302,554)	(302,554)
Discount on 2019 Notes	(1,802)	-	(1,802)
Premium on 2016 Notes	2,849	-	2,849
Long-term debt	$651,602	$-	$651,602

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments

12. Derivative instruments

Derivatives not designated as hedging instruments

Cross-currency interest rate swaps and mirror swaps

     At December 31, 2009 the Company had certain derivative instruments outstanding pursuant to which the Company converted a portion of its long-term debt ($200 million) to Brazilian reais denominated debt (R$466.2 million), paying net interests at a weighted-average interest rate of 10.13% over the notional amount in Brazilian reais. These derivative instruments did not qualify for hedge accounting under ASC Topic 815. Therefore, these derivative instruments were carried at fair market value in the consolidated balance sheets with changes reported in earnings.

     On July 19, 2011 and July 20, 2011, the Company settled these derivative instruments before their maturity. During fiscal year 2011 and 2010, the Company made net payments to the counterparties totaling $113,594 and $34,287, respectively, in connection with these agreements. During fiscal years 2011 and 2010, the Company recorded net losses for $9,732 and $22,878, respectively, within "Loss from derivative instruments" in the Company's consolidated statements of income.

Forward contracts

     At December 31, 2010, the Company had forward contracts with outstanding to buy a total amount of $20 million on May 10, 2011 at the forward exchange rate of 1.7355 Brazilian reais per U.S. dollar. When settled, the Company entered into additional forwards contracts to buy a total amount of $40 million on September 2, 2011 at the forward exchange rate of 1.6152 Brazilian reais per U.S. dollar. These forward contracts were settled before their maturity on August 10, 2011. The Company entered into these derivatives as a result of the partial amortization of the notional amounts of the cross-currency interest rate swaps in order to maintain a total notional amount of $200 million hedged all times.

     These swap agreements were carried at fair market value in the consolidated balance sheets with changes reported in earnings. The Company paid $1,579 in connection with the settlements of these forward contracts. During the fiscal years 2011 and 2010, the Company recognized a loss of $1,256 and $323, respectively, in connection with these agreements, which is included within "Loss from derivative instruments" in the Company's consolidated statements of income.

Bond swaps

     On December 10, 2009, the Company decided to hedge 44% of the Company's currency exposure from the 2019 Notes coupon payments related to the Company's generation of cash flows in Brazilian reais. Therefore in December 2009 ADBV entered into two coupon-only cross-currency interest rate swap agreements (bond swaps) with JP Morgan and Morgan Stanley to convert a portion of the coupons of the 2019 Notes denominated in U.S. Dollars ($200 million at a fixed rate of 7.50%) to Brazilian reais (at a fixed rate of 9.08% and an exchange rate of 1.76 Brazilian reais per U.S. dollar).

     These swap agreements did not qualify for hedge accounting under ASC Topic 815. Therefore, the agreements were carried at fair market value in the consolidated balance sheets with changes reported in earnings. At December 31, 2011, the fair market values of the swap agreements outstanding totaled $2,583 payable. On April 24, 2012 the Company settled these derivatives before their maturity. During fiscal year 2012, the Company made net payments to the counterparties amounting to $4,322 and recognized net losses of $1,738 in connection with these agreements. During fiscal year 2011, the Company made net payments to the counterparties amounting to $3,759 and recognized a net gain of $1,464 in connection with these agreements. During fiscal year 2010, the Company made net interest payments to the counterparties amounting to $3,528 and recognized a net loss of $9,608 in connection with these agreements. The abovementioned gains and losses are included within "Loss from derivative instruments" in the Company's consolidated statements of income.

Total equity return swap

     The Company is exposed to stock price risk related to ADBV Long-Term Incentive Plan as the underlying liability is tied to the Company's stock price. As the Company's stock price changes, such liability is adjusted and the impact is recorded in the Company's consolidated statement of income within "General and administrative expenses".

     On August 13, 2012 the Company entered into a total equity return swap agreement with Goldman Sachs International in order to minimize earnings volatility related to ADBV Long-Term Incentive Plan. Under the agreement effective as from August 20, 2012, the Company receives (pays) the appreciation (depreciation), plus any dividends, on a notional number of 2,272,551 Class A shares over a reference price of approximately $13.77 per share. The Company in turn pays interests at 3-month LIBOR plus 330 basis points over a notional amount of $31,290. The agreement will mature no later than September 2013. Additionally, subject to certain limitations, the Company may, prior to maturity of the agreement, reduce the notional number of Class A shares underlying the total equity return swap transaction up to 1,000,000 shares for each quarterly window period. The counterparty can terminate the swap agreement if (i) the average of the Company's stock price for any three consecutive exchange business days is less than $7.57; or (ii) on any day, there is a decline of 10% or more in the price with respect to the closing price of the preceding business day and the price per share at such time is less than $8.95.

     The Company has not designated the swap as a hedge under ASC Topic 815. Rather, the Company marks the swap to market and records the impact of the equity portion in "General and administrative expenses" in the Company's consolidated statement of income. As a result, the adjustments to the value of the swap tend to offset the adjustments to the carrying value of ADBV Long-Term Incentive Plan liability derived from changes in the Company's stock price, and there is no significant impact on the Company's consolidated statement of income. The interest portion is recorded within "Net interest expense" in the Company's consolidated statement of income.

     At December 31, 2012 the fair market value of total equity return swap amounted to $3,952 payable. During the fiscal year 2012, the Company recorded a loss of $4,111 within "General and administrative expenses" and a loss of $159 within "Net interest expense" in connection with this agreement. During the fiscal year 2012, the Company made interest payments amounting to $318 in connection with this agreement.

Derivatives designated as hedging instruments

Forward contracts

     In December 2009, the Company entered into various forward contracts maturing in 2010 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Chile. Pursuant to the agreements, during fiscal year 2010 the Company purchased a total amount of $8,521 at a weighted-average forward rate of 489.3 Chilean pesos per U.S. dollar.

     In February 2010, the Company entered into various forward contracts maturing in 2010 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia and Peru. Pursuant to the agreements, during fiscal year 2010 the Company purchased a total amount of $9,732 at a weighted-average forward rate of 2,023.54 Colombian pesos per U.S. dollar, and a total amount of $3,052 at a weighted-average forward rate of 2.89 Peruvian soles per U.S. dollar.

     In August and October 2010, the Company entered into various forward contracts maturing in 2011 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Chile for fiscal year 2011. Pursuant to the agreements, during 2011 the Company purchased a total amount of $11,878 at a weighted-average forward rate of 500.4 Chilean pesos per U.S. dollar.

     In November 2011, the Company entered into various forward contracts maturing in 2012 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Peru. Pursuant to the agreements, during fiscal year 2012 the Company purchased a total amount of $3,600 at a weighted-average forward rate of 2.76 Peruvian soles per U.S. dollar.

     In January and February 2012, the Company entered into various forward contracts maturing in 2012 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia and Chile. Pursuant to the agreements, during fiscal year 2012 the Company purchased a total amount of $8,226 at an average forward rate of 1,855.8 Colombian pesos per U.S. dollar, and a total amount of $11,435 at an average forward rate of 507.3 Chilean pesos per U.S. dollar, respectively.

     The Company designated cash flow hedges that encompass the variability of functional-currency-equivalent cash flows attributable to foreign exchange risks related to the settlement of the foreign-currency-denominated payables resulting from the forecasted purchases (hedge over 75% of the purchases in Chile and Peru for 2010, 73% of the purchases in Colombia for 2010, 90% of the purchases in Chile for 2011, 60% of the purchases in Peru for 2012, 49% of the purchases in Colombia for 2012 and 77% of the purchases in Chile for 2012). The effect of the hedges result in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). The forward contracts were carried at their fair market value in the consolidated balance sheets, with changes reported within the "Accumulated other comprehensive loss" component of shareholders' equity. As of December 31, 2011, the fair market value of the outstanding derivatives represented a $48 payable. The Company made net payments totaling $949, $451 and $273 during fiscal years 2012, 2011 and 2010, respectively, as a result of the net settlements of these derivatives. In addition, the Company recorded a $901 unrealized net loss, a $131 unrealized net gain and a $1,134 unrealized net loss within the "Accumulated other comprehensive loss" component of shareholders' equity during fiscal years 2012, 2011 and 2010, respectively.

Cross-currency interest rate swap

     On April 24, 2012, the Company entered into a cross-currency swap agreement with Bank of America to hedge the cash flows of a portion of the 2016 Notes issued. Pursuant to this agreement, the Company receives interests at a fixed rate of 10.25% over a notional amount of 70 million of Brazilian Reais and pays interests at a fixed rate of 4.90% over a notional amount of $37,433. This agreement matures on July 13, 2016 with exchange of principal.

     The Company has designated the cross-currency interest rate swap as a cash flow hedge in accordance with ASC Topic 815. Therefore, the agreement is carried at its fair market value in the consolidated balance sheet, with changes reported within the "Accumulated other comprehensive loss" component of shareholders´ equity. The Company reclassifies the effective portion of the hedge into income as adjustments to foreign exchange results and net interest expense.

     At December 31, 2012, the fair market value of the swap agreement totaled $3,666 payable. During fiscal year 2012, the Company recorded an unrealized loss of $3,294 within "Accumulated other comprehensive loss", of which $2,152 were reclassified from "Accumulated other comprehensive loss" into income as a result of the hedge relationship. The Company collected $372 of net interest from the counterparty during fiscal year 2012.

Additional disclosures

     The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2012 and 2011:

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2012	2011
Derivatives designated as hedging instruments
under ASC Topic 815 Derivatives and Hedging
Forward contracts	Accrued payroll and
	other liabilities	$-	$(48)
Cross-currency interest rate swap (i)	Derivative instruments	(3,666)	-
		(3,666)	(48)
Derivatives not designated as hedging
instruments under ASC Topic 815 Derivatives
and Hedging
Bond swaps	Derivative instruments	$-	$(2,583)
Total equity return swap (ii)	Derivative instruments	(3,952)	-
		(3,952)	(2,583)
Total derivative instruments		$(7,618)	$(2,631)

(i) Disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.

(ii) Disclosed in the consolidated balance sheet as a current liability.

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2012 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized in
	Recognized in	Reclassified from	Income on Derivative
	Accumulated OCI on	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	Derivative (Effective	into Income (Effective	Effectiveness Testing and
Hedging Relationships	Portion)	Portion)(i)	Ineffective Portion)
Forward contracts	$(901)	$949	$-
Cross-currency interest rate swap	(3,294)	2,152	-
Total	$(4,195)	$3,101	$-

(i) The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Bond swaps (i)	$(1,738)
Total equity return swap (ii)	(4,270)
Others (i)	847
Total	$(5,161)

(i) These results are recorded within "Loss from derivative instruments" in the Company's consolidated statement of income.

(ii) A $4,111 loss is recorded within "General and administrative expenses" and a $159 loss within "Net interest expense" in the Company's consolidated statement of income.

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2011 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$131	$451	$-
Total	$131	$451	$-

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps
and Mirror swap	$(9,732)
Bond swaps	1,464
Forwards	(1,256)
Others	287
Total	$(9,237)

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2010 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$(1,134)	$273	$-
Total	$(1,134)	$273	$-

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps
and Mirror swaps	$(22,878)
Bond swaps	(9,608)
Forwards	(323)
Total	$(32,809)

Operating Lease Agreements	12 Months Ended
Dec. 31, 2012
Operating Lease Agreements [Abstract]
Operating Lease Agreements

13. Operating lease agreements

     At December 31, 2012, the Company was the lessee at 1,966 locations through ground leases (the Company leases the land and the Company or franchisee owns the building) and through improved leases (the Company leases land and buildings). Lease terms for most restaurants vary between 10 and 20 years and, in many cases, provide for rent escalations and renewal options, with certain leases providing purchase options. Escalations terms vary by reporting unit, with examples including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. The timing of these escalations generally ranges from annually to every five years. According to rental terms, the Company pays a monthly rental expense based on the greater of a fixed rent or a certain percentage of the Company's gross sales. For most locations, the Company is obligated for the related occupancy costs including property taxes, insurance and maintenance. However, for franchised sites, the Company requires the franchisees to pay these costs. In addition, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

     In March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. The Company was required to make a cash deposit of $5,325 as collateral for the obligations assumed under this agreement.

     At December 31, 2012, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurants	Others	Total

2013	$133,183	$7,297	$140,480
2014	125,358	6,613	131,971
2015	116,120	6,174	122,294
2016	106,024	5,636	111,660
2017	95,574	5,583	101,157
Thereafter	389,302	11,508	400,810
Total minimum payments	$965,561	$42,811	$1,008,372

The following table provides detail of rent expense for fiscal years 2012, 2011 and 2010:

	2012	2011	2010
Company-operated restaurants (i)	$140,014	$129,135	$100,986
Franchised restaurants (ii)	44,457	41,252	34,172
Total rent expense	$184,471	$170,387	$135,158

(i) Included within the caption "Occupancy and other operating expenses" in the consolidated statements of income.

(ii) Included within the caption "Franchised restaurants – occupancy expenses" in the consolidated statements of income.

     The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2012, 2011 and 2010:

	2012	2011	2010
Minimum rentals	$117,006	$121,533	$98,307
Contingent rentals based on sales	67,465	48,854	36,851
Total rent expense	$184,471	$170,387	$135,158

Franchise Arrangements	12 Months Ended
Dec. 31, 2012
Franchise Arrangements [Abstract]
Franchise Arrangements

14. Franchise arrangements

     Individual franchise arrangements generally include a lease and a license and provide for payment of initial fees as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The Company's franchisees are granted the right to operate a restaurant using the McDonald's system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald's Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

     At December 31, 2012 and 2011, net property and equipment under franchise arrangements totaled $211,139 and $184,199, respectively (including land of $63,839 and $63,699, respectively).

Revenues from franchised restaurants for fiscal years 2012, 2011 and 2010 consisted of:

	2012	2011	2010
Rent	$161,591	$152,380	$122,448
Initial fees (i)	780	514	660
Royalty fees (ii)	652	627	544
Total	$163,023	$153,521	$123,652

(i) Disclosed net of initial fees paid to McDonald's Corporation for $882, $518 and $595 in 2012, 2011 and 2010, respectively.

(ii) Disclosed net of royalties fees paid to McDonald's Corporation for $65,756, $60,261 and $49,562 in 2012, 2011 and 2010, respectively.

     At December 31, 2012, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total

2013	$9,799	$27,863	$37,662
2014	9,261	25,667	34,928
2015	8,853	24,674	33,527
2016	8,631	23,319	31,950
2017	8,248	21,247	29,495
Thereafter	45,955	106,543	152,498
Total	$90,747	$229,313	$320,060

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

15. Income taxes

     The Company's operations are conducted by its foreign subsidiaries in Latin America and the Caribbean. The foreign subsidiaries are incorporated under the laws of their respective countries and as such the Company is taxed in such foreign countries.

     Statutory tax rates in the countries in which the Company operates for fiscal years 2012, 2011 and 2010 were as follows:

	2012	2011	2010

Puerto Rico	20%	30%	39%
Argentina, Martinique, French Guyana, Guadeloupe, St
Croix, St. Thomas, Aruba and Curacao	35%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	33%	33%	33%
Costa Rica, Peru and Mexico	30%	30%	30%
Panamá	25%	25%	27.5%
Uruguay and Trinidad and Tobago	25%	25%	25%
Ecuador	23%	24%	25%
Chile	20%	20%	17%

Income tax expense for fiscal years 2012, 2011 and 2010 consisted of the following:

	2012	2011	2010
Current income tax expense	$32,147	$47,485	$64,551
Deferred income tax expense (benefit)	14,228	(2,882)	(61,101)
Income tax expense	$46,375	$44,603	$3,450

     Income tax expense for fiscal years 2012, 2011 and 2010 differed from the amounts computed by applying the Company's weighted-average statutory income tax rate to pre-tax income as a result of the following:

	2012	2011	2010
Pre-tax income	$160,963	$160,403	$109,742
Weighted-average statutory income tax rate (i)	35.20%	32.35%	36.87%
Income tax expense at weighted-average statutory tax rate
on pre-tax income	56,659	51,890	40,462
Permanent differences:
Change in valuation allowance	(7,660)	(20,962)	(91,416)
Non-deductible expenses	22,258	28,783	31,575
Tax deductible goodwill in Brazil (ii)	(18,789)	(21,640)	-
Withholding income taxes on intercompany transactions	3,437	9,038	8,233
Loss on amnesty program	-	-	8,681
Tax inflation adjustment	(10,983)	(3,471)	(3,994)
Expiration of tax loss carryforwards	1,017	1,298	6,071
Others	436	(333)	3,838
Income tax expense	$46,375	$44,603	$3,450

(i)
Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

(ii)	In November 2010, the Company completed the corporate reorganization of its companies in Brazil that was commenced on December 29, 2008. Among other corporate synergies, the reorganization resulted in contribution of the shares of the Brazilian operating entities to a new holding company and generated a tax deductible goodwill amounting to $310 million. The goodwill is deductible in Brazil for income tax purposes through its amortization in a period of 60 months starting in December 2010 following the merger of the Brazilian entities. The Company did not recognize any deferred tax asset for this benefit following the exemption in ASC 740-10-25-3.e. applicable to intercompany transfers. Therefore, the tax benefit is being recognized when realized on the tax return and applied to reduce income tax expenses.

The tax effects of temporary differences that give rise to the Company's deferred tax assets and liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Tax loss carryforwards (i)	$267,826	$273,344
Purchase price allocation adjustment	92,715	105,457
Property and equipment – tax inflation adjustment	39,290	31,749
Other accrued payroll and other liabilities	15,452	30,551
Share-based compensation programs	9,679	12,450
Provision for contingencies	9,447	11,905
Other deferred tax assets	20,185	18,015
Property and equipment – difference in depreciation rates	(54,383)	(61,411)
Other deferred tax liabilities (ii)	(16,769)	(23,374)
Valuation allowance (iii)	(236,563)	(223,775)
Net deferred tax asset	$146,879	$174,911

(i)

As of December 31, 2012, the Company and its subsidiaries had accumulated operating tax loss carryforwards amounting to $959,803. These operating tax loss carryforwards expire as follows:

2012
Fiscal year 2013	$10,241
Fiscal year 2014	2,712
Fiscal year 2015	4,458
Fiscal year 2016	1,768
Fiscal year 2017	51,397
Thereafter	333,639
Without expiration terms	555,588
$959,803

(ii) Primarily related to intangible assets and foreign currency exchange gains.

(iii) In assessing the realizability of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

     Balance sheets classification of deferred taxes at December 31, 2012 and 2011 is as follows: current deferred tax assets of $22,178 in 2012 and $36,713 in 2011; non-current deferred tax assets of $133,708 in 2012 and $142,848 in 2011; and non-current deferred tax liabilities of $9,007 in 2012 and $4,650 in 2011.

     Deferred income taxes have not been recorded for temporary differences related to investments in certain foreign subsidiaries. These temporary differences were approximately $134.6 million at December 31, 2012 and consisted of undistributed earnings considered permanently invested in subsidiaries. Determination of the deferred income tax liability on these unremitted earnings is not practicable because such liability, if any, is dependent on circumstances existing if and when remittance occurs.

     As of December 31, 2012 and 2011, the Company's gross unrecognized tax benefits totaled $1,554 and $6,088 (including interests and penalties), respectively, that would favorably affect the effective tax rate if resolved in the Company's favor. These amounts are mainly included in income tax payable on the consolidated balance sheets for 2012 and 2011, respectively. During fiscal year 2012, the Company paid income tax claims in the French islands (Martinique, French Guyana and Guadeloupe) pursuant to which unrecognized tax benefits decreased by $4,614. The Company is regularly under audit in multiple tax jurisdictions. It is reasonably possible that, as a result of audit progression within the next 12 months, there may be new information that causes the Company to reassess the total amount of unrecognized tax benefits recorded. While the Company cannot estimate the impact that new information may have on our unrecognized tax benefit balance, we believe that the liabilities that are recorded are appropriate and adequate as determined under ASC 740. The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2006.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Share-Based Compensation

16. Share-based compensation

ADBV Long-Term Incentive Plan

     During 2008, the Company implemented a long-term incentive plan to reward employees for increases in the fair value of the Company's stock subsequent to the date of grant. In accordance with this plan, in fiscal years 2008, 2009 and 2010 the Company granted units (called "CADs") to certain employees, pursuant to which the employees are entitled to receive, when vested, a cash payment equal to the appreciation in fair value over the base value. The awards vest over a requisite service period of five years as follows: 40% at the second anniversary of the date of grant and 20% at each of the following three years. The exercise right is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the fifth anniversary of the date of grant. Exercisable outstanding awards at the date of termination will be automatically settled by the Company.

     The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The accrued liability is remeasured at the end of each reporting period until settlement. Effective December 31, 2010 the Company changed the method of measuring its liability awards from the intrinsic value method (i.e. difference between the current fair value and the base value) to a fair value method using the Black & Scholes model. The current fair value for purposes of determining the intrinsic value was based on a formula determined and approved by the Company's Board of Directors. At December 31, 2010 the Company considered the estimated initial public offering price per class A share ($16.50) in determining the fair value of the awards because the Company's Board of Directors decided that on a going forward basis the fair value would be based on the market price instead of the formula that had previously been used to value such awards.

     The following variables and assumptions have been used by the Company for purposes of measuring its liability awards at December 31, 2012 and 2011:

	2012	2011

Current price (i)	11.96	20.53
Weighted-average base value of
outstanding units (ii)	6.22	5.82
Expected volatility (iii)	37.3%	38.0%
Dividend yield	2.0%	1.2%
Risk-free interest rate	0.4%	0.8%
Expected term	last vesting date	last vesting date

(i) Equal to the quoted market price per share at the end of the year.
(ii) As adjusted as a result of the stock split discussed in Note 22.
(iii) Based on implied volatility of the Company's class A shares.

The following table summarizes the activity under the plan for fiscal years 2012, 2011 and 2010:

		Weighted-	Weighted-
		average base	average fair
	Units	value	value
Outstanding at December 31, 2009	2,375,958	5.39
Granted	1,368,018	5.88
Exercised (i)	(27,214)	4.27
Forfeited	(182,348)	6.29
Outstanding at December 31, 2010	3,534,414	5.54	10.94
Exercised (ii)	(525,017)	5.19
Forfeited	(85,815)	5.02
Outstanding at December 31, 2011	2,923,582	5.82	14.44
Exercised (iii)	(696,067)	4.61
Forfeited	(98,294)	5.62
Outstanding at December 31, 2012	2,129,221	6.22	5.79
Exercisable at December 31, 2012	900,608	6.53	5.52

Data in the table above was adjusted as a result of the stock split discussed in Note 22.

(i) The total amount paid for these exercises was $97. (ii) The total amount paid for these exercises was $9,841.

(iii) The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintains a current payable of $907 related to these exercises that is disclosed within "accrued payroll and other liabilities" in the Company's balance sheet.

The following table provides a summary of the plan at December 31, 2012:

	Vested (i)	Non-vested (ii)	Total

Number of units outstanding (iii)	900,608	1,228,613	2,129,221
Weighted-average fair market	5.52	5.99	5.79
value per unit
Total fair value of the plan	4,973	7,356	12,329
Weighted-average accumulated	100.00	80.62	88.44
percentage of service
Accrued liability (iv)	4,973	5,931	10,904
Compensation expense not yet
recognized (v)	-	1,425	1,425

(i) Related to exercisable awards.

(ii) Related to awards that will vest between fiscal years 2013 and 2015.

(iii) As adjusted as a result of the stock split discussed in Note 22.

(iv) The total accrued liability of $10,904 related to outstanding units is disclosed within "Accrued payroll and other liabilities" in the Company's balance sheet as follows: $7,936 as a current liability and $2,968 as a non-current liability.

(v) Expected to be recognized in a weighted-average period of 2 years.

     As discussed in Note 12, on August 13, 2012, the Company entered into a total equity return swap agreement to minimize earnings volatility related to these awards. The Company has not designated the swap as a hedge. Rather, the Company marks the swap to market and records the impact of the equity portion in "General and administrative expenses" in the Company's consolidated statement of income. The adjustments to the value of the swap tend to offset the adjustments to the carrying value of the Company's Long-Term Incentive Plan liability derived from changes in the Company's stock price, which are also recorded in "General and administrative expenses". As a result, there is no significant impact on the Company's consolidated statement of income as from the effective date of the agreement.

     Not including the impact of the total equity return swap agreement, compensation (benefit) expense for the fiscal years 2012, 2011 and 2010 amounted to $(15,746), $19,295 and $20,159, respectively. See Note 12 for a discussion of the impact of the equity return swap agreement on the Company's consolidated statement of income. Compensation expense is included within "General and administrative expenses" in the consolidated statement of income. Compensation expense for the fiscal year 2011 includes an incremental expense amounting to $10,526 related to the effect of remeasuring the accrued liability considering the initial quoted market price of $21.00 as a result of becoming a public company. Compensation expense for fiscal year 2010 includes an incremental expense amounting to $15,576 related to the effect of replacing the formula by the estimated initial public offering market price in determining the current value of the award at the end of such year. The Company recognized $4,905, $(4,436) and $(5,147) of related income tax expense (benefits) during fiscal years 2012, 2011 and 2010, respectively.

Award Right granted to the Chief Executive Officer

     In addition, during 2008 the Company granted to the Chief Executive Officer an award right pursuant to which he was entitled to receive from the Company a lump sum amount of cash equal to 1% of the fair market value of the Company upon the occurrence of a Liquidity Event (an "Initial Public Offering" or "Change of Control" as defined in the agreement). The award right was subject to a four-year graduated vesting period (25% per year) of continued service as from August 3, 2007.

     The Company recognized compensation expense related to this benefit on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The accrued liability was remeasured at the end of each reporting period until settlement, based on the estimated fair value of the Company. The fair value of the Company had been estimated based on a formula determined and approved by the Company's Board of Directors. Effective December 31, 2010 the Company replaced the formula by the estimated initial public offering price for purposes of measuring the liability award. As a result of the Company's initial public offering, on April 14, 2011 the Company settled the award in cash for $34,000.

Compensation expense for fiscal years 2012, 2011 and 2010 amounted to $nil, $2,214 and $16,392, respectively.

Compensation expense is included within "Other operating expenses, net" in the consolidated statement of income.

2011 Equity Incentive Plan

     In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This plan replaces ADBV Long-Term Incentive Plan discussed above, although the awards that have already been granted will remain outstanding until their respective termination dates. Like ADBV Long-Term Incentive Plan, the 2011 Plan is being used to reward certain employees for the success of the Company's business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company's Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company's total outstanding class A and class B shares immediately following its initial public offering.

On April 14, 2011, the Company made the following grants of awards under the 2011 Plan:

     - The Company granted to certain of its executive officers and other employees 231,455 restricted share units and 833,388 stock options for 2011. Both types of awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries.

     - The Company granted to certain of its executive officers and other employees 782,137 restricted share units and 1,046,459 stock options as special awards in connection with its initial public offering. Both types of special awards vest as follows: 1/3 on each of the second, third and fourth anniversaries of the grant date.

     For both grants, each stock option represents the right to acquire a Class A share at a strike price of $21.20 (the closing price on the date of grant), while each restricted stock unit represents the right to receive a Class A share, when vested.

     On May 10, 2012, the Company made the grant of awards corresponding to fiscal year 2012 under the 2011 Plan. The Company granted to certain of its executive officers and other employees 211,169 restricted share units and 584,587 stock options. Both types of awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. Each stock option granted represents the right to acquire a Class A share at a strike price of $14.35 (the closing price on the date of grant), while each restricted stock unit represents the right to receive a Class A share when vested.

     The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted stock units is based on the quoted market price of the Company's class A shares at the grant date. The resulting value of stock options and restricted stock units granted was $3,051 and $3,030, respectively, during fiscal year 2012 and $10,435 and $21,488, respectively, during fiscal year 2011. The Company recognized stock-based compensation expense in the amount of $12,900 and $8,202, respectively, during the fiscal years 2012 and 2011, of which $7,997 and $5,703 relates to the special awards granted in connection with the initial public offering. Stock-based compensation expense is included within "General and administrative expenses" in the consolidated statement of income. As of December 31, 2012, the remaining unrecognized compensation expense amounted to $16,901, which will be amortized over the remaining requisite service period (weighted-average of 3.1 years). The Company recognized $2,807 and $1,690 of related income tax benefits during fiscal years 2012 and 2011, respectively.

     The following variables and assumptions were used by the Company for purposes of measuring the 2011 granted stock options: market price and exercise price equal to $21.20; expected volatility of 28.6% (based on historical 1-year implied volatility of Latin American comparable companies); dividend yield of 1.13%; risk free interest rate of 3.35%; and an expected term ending on the last vesting date.

     The following variables and assumptions were used by the Company for purposes of measuring the 2012 granted stock options: market price and exercise price equal to $14.35; expected volatility of 48.0% (based on implied volatility of the Company's Class A shares); dividend yield of 1.7%; risk free interest rate of 0.8%; and an expected term ending on the last vesting date.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

17. Commitments and contingencies

Commitments

The MFAs require the Company and its MF subsidiaries, among other obligations:

(i) to pay monthly royalties commencing at a rate of approximately 5% of gross sales of the restaurants, substantially consistent with market; (ii) to agree with McDonald's on a restaurant opening plan and a reinvestment plan for each three-year period and pay an initial franchise fee for each new restaurant opened; for the three-year period commenced on January 1, 2011 the Company must reinvest an aggregate of at least $60 million per year; and open no less than 250 new restaurants; (iii) to commit to funding a specified Strategic Marketing Plan; and (iv) to own (or lease) directly or indirectly, the fee simple interest in all real property on which any franchised restaurant is located.

     In addition, the Company maintains standby letters of credit with an aggregate drawing amount of $80 million in favor of McDonald's Corporation as collateral for the obligations assumed under the MFAs. The letter of credit can be drawn if certain events occur, including the failure to pay royalties. No amounts have been drawn at the date of issuance of these Consolidated Financial Statements.

Provision for contingencies

     The Company has certain contingent liabilities with respect to existing or potential claims, lawsuits and other proceedings, including those involving labor, tax and other matters. At December 31, 2012 the Company maintains a provision for contingencies amounting to $27,818 ($71,888 at December 31, 2011), which is disclosed net of judicial deposits amounting to $7,219 ($6,852 at December 31, 2011) that the Company was required to make in connection with the proceedings. As December 31, 2012, the net amount of $20,599 is disclosed as follows: $507 as a current liability and $20,092 as a non-current liability.

Breakdown of the provision for contingencies as of December 31, 2012 and 2011 is as follows:

	2012	2011
Tax contingencies in Brazil (i)	$4,011	$42,011
Labor contingencies in Brazil (ii)	14,256	19,646
Other (iii)	9,551	10,231
Subtotal	27,818	71,888
Judicial deposits (iv)	(7,219)	(6,852)
Provision for contingencies	$20,599	$65,036

     (i) Tax contingencies in Brazil. In 2012 it mainly relates to tax on bank account transactions (CPMF), abolished in 2007. In 2011 it was mainly related to VAT special treatment for restaurants in Rio de Janeiro and taxes over the royalty payments. During fiscal year 2010, the Company recorded an accrual of $54,079, primarily related to the decision to negotiate the settlement of past claims related to VAT special treatment for restaurants in Rio de Janeiro (previously considered not probable) together with a new regime resolving this matter going forward; and a currency translation adjustment amounting to $(568). In addition, there was a reduction amounting to $76,954 in connection with the amnesty program discussed below. During fiscal year 2011, the Company recorded an accrual of $19,626, primarily related to a modification in the fiscal authorities' interpretation regarding taxes impacting royalty payments; a reduction in the accrual of $14,790, corresponding to downwards revisions of the estimated settlement amounts of several claims (including VAT special treatment for restaurants in Rio de Janeiro) based on the opinion of the Company's legal advisors; and a currency translation adjustment amounting to $(5,218). In addition, the Company made settlements totaling $8,255. During fiscal year 2012, the Company settled the contingency over royalty payments, paying $11,473 in cash. In addition, the Company entered into an amnesty program to settle the contingency related to VAT special treatment for restaurants in Rio de Janeiro in 18 equal monthly installments, commencing in May 2012, pursuant to which the Company reclassified $28,428 to "Accrued payroll and other liabilities" in the consolidated balance sheet. During fiscal year 2012, the Company also recorded an accrual of $3,770 and a currency translation adjustment amounting to $(2,327). In addition, during fiscal year 2012 there was an increase of $458 as a result of certain balance sheet reclassifications.

     Regarding tax contingencies in Brazil, at the end of fiscal year 2010 the Company decided to enter into an amnesty program. The Company agreed with McDonald's Corporation to include in the amnesty plan most of the contingencies indemnified by them using tax loss carryforwards to settle interests and to receive a cash payment equal to the principal plus 50% of the interests. As a result of this agreement, in fiscal year 2010 the Company recorded a loss amounting to $22,476 within "Non-operating expenses" in the consolidated statement of income. The Company recorded an additional loss amounting to $3,056 within "Other operating expenses, net" in connection with contingencies not indemnified by McDonald's Corporation but also included in the amnesty program. The liability related to the amnesty program is included within "Accrued payroll and other liabilities".

      (ii) Labor contingencies in Brazil. It primarily relates to dismissals in the normal course of business. During fiscal years 2012, 2011 and 2010, the Company recorded accruals of $10,751, $8,211 and $17,767, respectively, primarily related to new dismissal claims and to increases on estimated future costs of outstanding claims; and a currency translation adjustment amounting to $(930), $(2,240) and $1,587, respectively. In addition, the Company made settlements totaling $15,211, $19,781 and $12,561, respectively.

     (iii) Other contingencies. It mainly relates to tax and labor contingencies in other countries. During fiscal years 2012, 2011 and 2010, the Company recorded accruals of $1,251, $4,508 and $2,992, respectively; and a currency translation adjustment amounting $(1,195), $(1,026) and $141, respectively. In addition, the Company made settlements totaling $736, $867 and $424, respectively.

     (iv) Judicial deposits. It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil. During fiscal years 2012, 2011 and 2010, there were a net increase (decrease) amounting to $367, $(20,521) and $8,643, respectively; including foreign currency translation for $(671), $(3,911) and $1,331, respectively.

     In January 2007, several Puerto Rican franchisees filed a lawsuit against McDonald's Corporation and certain subsidiaries which the Company purchased during the acquisition of the LatAm business. The lawsuit originally sought declaratory judgment and damages in the amount of $11 million plus plaintiffs' attorney fees. In January 2008, the plaintiffs filed an amended complaint that increased the amount of damages sought to $66.7 million plus plaintiffs' attorney fees. The complaint, as amended, requests that the court declare that the plaintiffs' respective franchise agreements and contractual relationships with McDonald's Corporation, which agreements and relationships were assigned or otherwise transferred to the Company as part of the Acquisition of the LatAm business, are governed by the Dealers' Act of Puerto Rico, or "Law 75", a Puerto Rican law that limits the grounds under which a principal may refuse to renew or terminate a distribution contract. The complaint also seeks preliminary and permanent injunctions to restrict the Company from declining to renew the plaintiffs' agreements except for just cause, and to prohibit the Company from opening restaurants or kiosks within a three-mile radius of a franchisee's restaurant. In September 2008, the Company filed a counter-suit requesting the termination of the franchise agreements with these franchisees due to several material breaches. On December 23, 2010, the commissioner assigned by the Court of First Instance to this case issued a resolution holding that Law 75 applies to the parties' commercial relationship. On July 20, 2011, the Court of First Instance adopted the Commissioner´s determination with respect to the application of Law 75. This determination is an interlocutory determination that defines the legislation applicable to the franchisee rights and obligations. Law 75 will be the applicable law during the trial process. After the trial conclusion, the Company can still reiterate in appeal the position that Law 75 does not apply to the franchised agreements. The franchisees will still need to demonstrate and prove that the franchisor has breached their respective contracts. Therefore, no provision has been recorded regarding this lawsuit because the Company believes that a final negative resolution has a low probability of occurrence. Both parties have concluded discovery and the Pretrial Hearing was held on August 30, 2012. This case trial commenced on September 10, 2012. The trial has been scheduled for several dates during 2012 and 2013. The Company does not anticipate that the trial hearings will conclude on the first semester of 2013.

     Pursuant to Section 9.3 of the Stock Purchase Agreement, McDonald's Corporation indemnifies the Company for certain Brazilian claims as well as for specific and limited claims arising from the Puerto Rican franchisee lawsuit.

     At December 31, 2012, the non-current portion of the provision for contingencies includes $5,707 related to Brazilian claims that are covered by the indemnification agreement. As a result, the Company maintains a non-current asset in respect of McDonald's Corporation's indemnity in the consolidated balance sheet.

Disclosures About Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value Of Financial Instruments [Abstract]
Disclosures About Fair Value Of Financial Instruments

18. Disclosures about fair value of financial instruments

     As defined in ASC Topic 820 Fair Value Measurement and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The transaction is based on a hypothetical transaction in the principal or most advantageous market considered from the perspective of the market participant that holds the asset or owes the liability. The valuation techniques that can be used under this guidance are the market approach, income approach or cost approach. The market approach uses prices and other information for market transactions involving identical or comparable assets or liabilities, such as matrix pricing. The income approach uses valuation techniques to convert future amounts to a single discounted present amount based on current market conditions about those future amounts, such as present value techniques, option pricing models (e.g. Black-Scholes model) and binomial models (e.g. Monte-Carlo model). The cost approach is based on current replacement cost to replace an asset.

     The Company utilizes market data or assumptions that market participants who are independent, knowledgeable and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company is able to classify fair value balances based on the observance of those inputs. The guidance establishes a formal fair value hierarchy based on the inputs used to measure fair value. The hierarchy gives the highest priority to level 1 measurements and the lowest priority to level 3 measurements, and accordingly, level 1 measurement should be used whenever possible.

The three levels of the fair value hierarchy as defined by the guidance are as follows:

     Level 1: Valuations utilizing quoted, unadjusted prices for identical assets or liabilities in active markets that the Company has the ability to access. This is the most reliable evidence of fair value and does not require a significant degree of judgment. Examples include exchange-traded derivatives and listed equities that are actively traded.

     Level 2: Valuations utilizing quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly for substantially the full term of the asset or liability.

     Financial instruments that are valued using models or other valuation methodologies are included. Models used should primarily be industry-standard models that consider various assumptions and economic measures, such as interest rates, yield curves, time value, volatilities, contract terms, current market prices, credit risk or other market-corroborated inputs. Examples include most over-the-counter derivatives (non-exchange traded), physical commodities, most structured notes and municipal and corporate bonds.

     Level 3: Valuations utilizing significant unobservable inputs provides the least objective evidence of fair value and requires a significant degree of judgment. Inputs may be used with internally developed methodologies and should reflect an entity's assumptions using the best information available about the assumptions that market participants would use in pricing an asset or liability. Examples include certain corporate loans, real-estate and private equity investments and long-dated or complex over-the-counter derivatives.

     Depending on the particular asset or liability, input availability can vary depending on factors such as product type, longevity of a product in the market and other particular transaction conditions. In some cases, certain inputs used to measure fair value may be categorized into different levels of the fair value hierarchy. For disclosure purposes under this guidance, the lowest level that contains significant inputs used in valuation should be chosen. Pursuant to ASC 820-10-50, the Company has classified its assets and liabilities into these levels depending upon the data relied on to determine the fair values. The fair values of the Company's derivatives are valued based upon quotes obtained from counterparties to the agreements and are designated as Level 2.

     The following fair value hierarchy table presents information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Quoted Prices in
	Active Markets	Significant Other	Significant	Balance as of
	For Identical Assets	Observable Inputs	Unobservable Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2012
Assets
Cash equivalents	$80,396	$-	$-	$80,396
Cross-currency interest rate
swap	-	1,731	-	1,731
Total Assets	$80,396	1,731	-	$82,127
Liabilities
Cross-currency interest rate
swap	$-	$5,397	$-	$5,397
Total equity return swap	-	3,952	-	3,952
Long-term incentive plan	-	11,811	-	11,811
Total Liabilities	$-	21,160	-	$21,160

     The derivative contracts were measured based on quotes from the Company's counterparties. Such quotes have been derived using models pricing or discounted cash analysis that incorporate observable market parameters for all significant inputs such as interest yield curves, options volatilities and currency rates and that were observable for substantially the full term of the derivative contracts.

Certain financial assets and liabilities not measured at fair value

     At December 31, 2012, the fair value of the Company's short-term and long-term debt was estimated at $724,132, compared to a carrying amount of $652,170. This fair value was estimated using various pricing models or discounted cash flow analysis that incorporated quoted market prices, and is similar to Level 2 within the valuation hierarchy. The carrying amount for both cash and equivalents and notes receivable approximates fair value.

Non-financial assets and liabilities measured at fair value on a nonrecurring basis

     Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (e.g., when there is evidence of impairment). At December 31, 2012, no material fair value adjustments or fair value measurements were required for non-financial assets or liabilities, except for those required in connection with the impairment of long-lived assets recognized in Mexico, Puerto Rico and Peru and the impairment of goodwill recognized in Puerto Rico. Refer to Note 3 for more details, including inputs and valuation techniques used to measure fair value of these non-financial assets.

Certain Risks And Concentrations	12 Months Ended
Dec. 31, 2012
Certain Risks And Concentrations [Abstract]
Certain Risks And Concentrations

19. Certain risks and concentrations

     The Company's financial instruments that are exposed to concentration of credit risk primarily consist of cash and cash equivalents and accounts and notes receivables. Cash and cash equivalents are deposited with various creditworthy financial institutions, and therefore the Company believes it is not exposed to any significant credit risk related to cash and cash equivalents. Concentrations of credit risk with respect to accounts and notes receivables are generally limited due to the large number of franchisees comprising the Company's franchise base.

     All the Company's operations are concentrated in Latin America and the Caribbean. As a result, the Company's financial condition and results of operations depend, to a significant extent, on macroeconomic and political conditions prevailing in the region. See Note 21 for additional information pertaining to the Company's Venezuelan operations.

Segment And Geographic Information	12 Months Ended
Dec. 31, 2012
Segment And Geographic Information [Abstract]
Segment And Geographic Information

20. Segment and geographic information

     The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC Topic 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC Topic 280 also requires disclosures about the Company's products and services, geographical areas and major customers.

     As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald's restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company's method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into four geographical divisions as follows: Brazil; the Caribbean division, consisting of Aruba, Curacao, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago and the U.S. Virgin Islands of St. Croix and St. Thomas; the North Latin America division ("NOLAD"), consisting of Costa Rica, Mexico and Panama; and the South Latin America division ("SLAD"), consisting of Argentina, Chile, Colombia, Ecuador, Peru, Uruguay and Venezuela. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal year ended December 31,
	2012	2011	2010
Revenues:
Brazil	$1,797,556	$1,890,824	$1,595,571
Caribbean division	273,467	267,701	260,617
NOLAD	384,041	355,265	305,017
SLAD	1,342,330	1,143,859	856,913
Total revenues	$3,797,394	$3,657,649	$3,018,118

Adjusted EBITDA:
Brazil	$240,954	$289,462	$250,606
Caribbean division	12,345	9,493	23,556
NOLAD	26,738	19,551	15,400
SLAD	150,520	121,475	83,998
Total reportable segments	430,557	439,981	373,560
Corporate and others (i)	(89,996)	(100,193)	(74,446)
Total adjusted EBITDA	$340,561	$339,788	$299,114

	For the fiscal year ended December 31,
	2012	2011	2010
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$340,561	$339,788	$299,114

(Less) Plus items excluded from computation that
affect operating income:
Depreciation and amortization	(92,328)	(68,971)	(60,585)
Compensation expense related to the award right granted to
our CEO	-	(2,214)	(16,392)
Gains from sale of property and equipment	3,328	7,123	5,299
Write-offs of property and equipment	(4,259)	(3,570)	(2,635)
Impairment of long-lived assets	(1,982)	(1,715)	(4,668)
Impairment of goodwill	(683)	(2,077)	-
Incremental compensation expense related to ADBV long-
term incentive plan	-	(10,526)	(15,576)
Stock-based compensation related to the special awards in
connection with the initial public offering under the 2011
Plan	(7,997)	(5,703)	-
Cash bonus related to the initial public offering	-	(1,382)	-
Operating income	236,640	250,753	204,557

(Less) Plus:
Net interest expense	(54,247)	(60,749)	(41,613)
Loss from derivative instruments	(891)	(9,237)	(32,809)
Foreign currency exchange results	(18,420)	(23,926)	3,237
Other non-operating (expenses) income, net	(2,119)	3,562	(23,630)
Income tax expense	(46,375)	(44,603)	(3,450)
Net income attributable to non-controlling interests	(256)	(271)	(271)
Net income attributable to Arcos Dorados Holdings Inc.	$114,332	$115,529	$106,021

	For the fiscal year ended December 31,
	2012	2011	2010
Depreciation and amortization:
Brazil	$47,659	$44,503	$43,927
Caribbean division	14,044	11,982	11,733
NOLAD	26,628	25,670	23,197
SLAD	30,987	24,070	20,343
Total reportable segments	119,318	106,225	99,200
Corporate and others (i)	7,279	6,536	6,048
Purchase price allocation (ii)	(34,269)	(43,790)	(44,663)
Total depreciation and amortization	$92,328	$68,971	$60,585

Property and equipment expenditures:
Brazil	$133,734	$142,111	70,017
Caribbean division	25,316	36,103	10,951
NOLAD	36,759	48,914	36,832
SLAD	96,328	90,150	53,602
Others	2,341	2,581	4,267
Total property and equipment expenditures	$294,478	$319,859	175,669

	As of December 31,
	2012	2011
Total assets:
Brazil	$921,003	$992,832
Caribbean division	264,527	259,633
NOLAD	419,545	381,840
SLAD	667,366	513,909
Total reportable segments	2,272,441	2,148,214
Corporate and others (i)	109,636	98,451
Purchase price allocation (ii)	(332,914)	(371,259)
Total assets	$2,049,163	$1,875,406

     (i) Primarily relates to corporate general and administrative expenses and assets as well as the results and assets of the Company's operating distribution centers until March 16, 2011 (see Note 23 for details of the split-off). Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, collateral deposits and guarantee deposits.

     (ii) Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

     The Company's revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. See Note 3 for more details. All of the Company's revenues are derived from foreign operations.

     Long-lived assets consisting of property and equipment totaled $1,176,350 and $1,023,180 at December 31, 2012 and 2011, respectively. All of the Company's long-lived assets are related to foreign operations.

Venezuelan Operations	12 Months Ended
Dec. 31, 2012
Venezuelan Operations [Abstract]
Venezuelan Operations

21. Venezuelan operations

     The Company conducts business in Venezuela where currency restrictions exist, limiting the Company's ability to access cash through repatriations at the government's official exchange rate. The Company's access to these funds remains available for use within this jurisdiction and is not restricted. The official exchange rate is established by the Central Bank of Venezuela and the Venezuelan Ministry of Finance and the acquisition of foreign currency at the official exchange rate by Venezuelan companies to pay foreign debt or dividends is subject to a registration and approval process by the relevant Venezuelan authorities. Since these restrictions are in place, the Company has not been able to access to the official exchange rate to pay royalties nor dividends.

     In June, 2010, the Central Bank introduced a newly regulated foreign currency exchange system (SITME), pursuant to which companies could acquire, with certain limits, U.S. dollars at an exchange rate of 5.30 Venezuelan Bolívares Fuertes per U.S. dollar. As the Company has had access to this system since it was implemented, the Company has used the new regulated rate to remeasure transactions and balances denominated in local currency. See Note 27 for details of changes occurred after year-end. Before June 2010, the Company used an average exchange rate applicable to bond-based exchange transactions, which was 6.96 Bolívares Fuertes per U.S. dollar for the period from January 1, 2010 through May 31, 2010.

     Revenues and operating income of the Venezuelan operations were $349,570 and $45,164, respectively, for fiscal year 2012; $278,639 and $31,789, respectively, for fiscal year 2011; and $184,657 and $18,699, respectively, for fiscal year 2010.

     During fiscal years 2012, 2011 and 2010, the Company performed through its subsidiaries several transactions in promissory notes amounting to Bolivares Fuertes 119.7 million, 50.0 million and 20.0 million, respectively, pursuant to which it acquired $13,189, $5,535 and $2,409, respectively. As a result of these transactions, the Company recognized exchange losses amounting to $9,382, $3,899 and $ 1,364 during fiscal years 2012, 2011 and 2010, respectively.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

22. Shareholders' equity

Authorized capital

     At December 31, 2010, the Company was authorized to issue a maximum of 400,000 shares, consisting of 240,000 class A shares and 160,000 class B shares with a par value of $1,000 each.

     On February 22, 2011, effective as of March 8, 2011, the Company increased the maximum number of shares it is authorized to issue to an unlimited number of shares of no par value each.

     On March 16, 2011, the Company limited the maximum number of shares it is authorized to issue to 500,000,000, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares of no par value each.

Issued and outstanding capital

     At December 31, 2010, the Company had issued and outstanding 234,000 class A shares and 156,000 class B shares, with a total value $377,546.

     On March 14, 2011, the Company's Board of Directors approved a 620.21-for-1.00 stock split of the outstanding shares in order to reduce the unit price per share and improve its marketability in connection with the initial public offering. As a result of the stock split, the Company distributed 241,492,966 additional shares to its existing shareholders on a pro-rata basis. After the stock split, the issued and outstanding shares increased to 241,882,966, consisting of 145,129,780 class A shares and 96,753,186 class B shares with no par value. Immediately after the stock split and effective as of March 16, 2011, the Company's Board of Directors approved the redemption of 41,882,966 shares (25,129,780 class A shares and 16,753,186 class B shares) in connection with the split-off the Axis business described in Note 23.

     On April 14, 2011, the Company went public through an initial public offering of its Class A shares in the New York Stock Exchange. As a result of the offering, the Company issued 9,529,412 Class A shares at a price of $17.00 per share. Net proceeds from the offering totaled $152,281.

     As a result, at December 31, 2011 and 2012, the Company had 209,529,412 shares issued and outstanding with no par value, consisting of 129,529,412 class A shares and 80,000,000 class B shares.

     For both classes of shares, the statements of shareholders' equity reflect the stock split retrospectively for all periods presented.

Rights, privileges and obligations

     Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

     The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due. In addition, the 2019 Notes impose certain restrictions on the distribution of dividends as described in Note 11.

     During fiscal years 2012, 2011 and 2010, the Company declared dividend distributions totaling $50,036, $50,027 and $40,000 respectively.

Accumulated Other Comprehensive Income (loss)

     The following table sets forth information with respect to the components of "Accumulated other comprehensive income (loss)" as of December 31, 2012, 2011 and 2010 and their related activity during the fiscal years then ended:

			Unrecognized	Total
	Foreign currency	Unrealized	prior service cost	Accumulated
	translation	results on cash	of post-	other
		flow hedges	employment	comprehensive
			benefits	income (loss)

Balance at December 31, 2009	(128,021)	232	-	(127,789)
Current - period other comprehensive income	29,986	(861)	-	29,125
Balance at December 31, 2010	(98,035)	(629)	-	(98,664)
Current - period other comprehensive income	(50,307)	582	-	(49,725)
Balance at December 31, 2011	(148,342)	(47)	-	(148,389)
Current - period other comprehensive income	(8,125)	(1,094)	(1,213)	(10,432)
Balance at December 31, 2012	(156,467)	(1,141)	(1,213)	(158,821)

Split-Off Of Axis Business	12 Months Ended
Dec. 31, 2012
Split-Off Of Axis Business [Abstract]
Split-Off Of Axis Business

23. Split-off of Axis Business

     On March 14, 2011, effective as of March 16, 2011, the Company's Board of Directors approved the split-off of certain subsidiaries of the Company that operate the distribution centers in Argentina, Chile, Colombia, Mexico and Venezuela (the "Axis Business"). The split-off was performed through the redemption of 41,882,966 shares (25,129,780 class A shares and 16,753,186 class B shares). As consideration for the redemption, the Company transferred to its shareholders its equity interests in the operating subsidiaries of the Axis Business totaling a net book value of $15,428 and an equity contribution that was made to the Axis holding company amounting to $29,830. This transaction did not have a material impact on the Company's consolidated financial statements.

     Presented below is supplemental information about the net assets of the Axis Business that were deconsolidated as a result of the split-off:

2011
Cash and cash equivalents	$35,425
Other receivables	33,506
Inventories	27,686
Prepaid expenses and other current assets	3,211
Property and equipment, net	10,190
Deferred income taxes	4,225
Accounts payable	(53,868)
Income taxes payable	(1,181)
Other taxes payable	(2,148)
Accrued payroll and other liabilities	(8,479)
Intercompany payable	(3,309)
Net book value	$45,258

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

24. Earnings per share

     The Company is required to present basic earnings per share and diluted earnings per share in accordance with ASC Topic 260. Earnings per share are based on the weighted average number of shares outstanding during the period after consideration of the dilutive effect, if any, for common stock equivalents, including stock options and restricted stock units. Basic earnings per common share are computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share are computed by dividing net income by the weighted average number of shares of common stock outstanding and dilutive securities outstanding during the period under the treasury method.

     The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all periods presented after giving retrospective effect to the stock split described in Note 22

	For the fiscal year ended December 31,
	2012	2011	2010
Net income attributable to Arcos Dorados Holdings Inc. available to
common shareholders	$114,332	$115,529	$106,021
Weighted-average number of common shares outstanding - Basic	209,529,412	215,420,271	241,882,966
Incremental shares from assumed exercise of stock options (a)	-	-	-
Incremental shares from vesting of restricted stock units	248,646	126,184	-
Weighted-average number of common shares outstanding - Diluted	209,778,058	215,546,455	241,882,966

Basic net income per common share attributable to Arcos
Dorados Holdings Inc	$0.55	$0.54	$0.44
Diluted net income per common share attributable to Arcos
Dorados Holdings Inc	$0.55	$0.54	$0.44

     (a) Options to purchase 1,879,847 shares of common stock at $21.20 per share were outstanding during fiscal years 2012 and 2011; options to purchase 584,587 shares of common stock at $14.35 per share were outstanding during fiscal year 2012. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

25. Related party transactions

     As discussed in Note 17, as security for the performance of the Company's obligations under the MFAs, the Company maintains irrevocable standby letters of credit in favor of McDonald's Corporation in an amount of $80 million, of which one in an amount of $65 million was issued by Credit Suisse acting as issuing bank. Credit Suisse owns 49% of the general partner and is a limited partner of DLJ South American Partners, which was a shareholder of the Company. The Company believes that the terms of the transaction are consistent with those that could have been obtained in a comparable arm's-length transaction with an unrelated party.

     As discussed in Note 23, effective March 16, 2011, the Company's Board of Directors approved the split-off of the Axis Business. As a result, the Axis Business is no longer consolidated, representing a related party under common control. The Company has entered into a master commercial agreement with Axis on arm's length terms pursuant to which Axis provides the Company distribution services in Argentina, Chile, Colombia, Mexico and Venezuela. On November 9, 2011 the Company entered into a revolving loan agreement as a creditor with Axis Distribution B.V., a holding company of the Axis Business, for a total amount of $12 million at an interest rate of LIBOR plus 6%, maturing on November 7, 2016. During fiscal year 2012, Axis Distribution B.V. borrowed $7,000 from the Company in connection with this revolving agreement. The related receivable is included within "Miscellaneous".

     The following table summarizes the outstanding balances between the Company and the Axis Business as of and for the fiscal years ended December 31, 2012 and 2011:

	As of December 31,
	2012	2011

Inventories	$-	$1,436
Prepaid expenses and other current assets	-	7,150
Accounts and notes receivables	1,999	2,497
Other receivables	73,664	5,538
Miscellaneous	7,081	-
Accounts payable	5,514	15,311

     The following table summarizes the transactions between the Company and the Axis Business for the fiscal years ended December 31, 2012 and 2011:

	Fiscal years ended December 31,
	2012	2011	(i)

Food and paper (ii)	$321,413	$320,020
Occupancy and other operating expenses	9,795	10,970
Other operating income	1,480	-

(i) Includes nine months of operations as a result of the Split-off described in Note 23.

(ii) Includes $41,853 of logistics service fees and $279,560 of suppliers purchases managed through Axis for fiscal year ended December 31, 2012; and $26,628 and $293,392, respectively, for fiscal year ended December 31, 2011.

     In addition, as of December 31, 2012 and 2011 the Company maintained guarantee deposits for the benefit of certain of Axis' suppliers in the amount of $2,292 and $16,100, respectively, consisting of payments made to these suppliers as collateral for the outstanding obligations of Axis to these suppliers. In the event that Axis does not pay a supplier by the date set forth in the relevant agreement, the guarantee deposit will be released to the supplier and the Company will have the right to seek reimbursement from Axis of the amount released. Neither fees nor interest is charged under this agreement with Axis.

     As of December 31, 2012 the Company had notes receivable, other receivables and accounts payable with Lacoop, A.C. and Lacoop II, S.C. totaling $5,123, $2,763 and $2,689, respectively.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

26. Valuation and qualifying accounts

     The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

	Balance at
	beginning	Additions	Deductions		Balance at
Description	of period	(i)	(ii)	Translation	end of period
Year ended December 31, 2012:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,390	$2,065	$(4,682)	$250	$4,023
Valuation allowance on deferred
tax assets	223,775	-	(3,378)	16,166	236,563
Reported as liabilities:
Provision for contingencies	65,036	16,355	(57,011)	(3,781)	20,599
Total	$295,201	$18,420	$(65,071)	$12,635	$261,185
Year ended December 31, 2011:
Deducted from assets accounts:
Allowance for doubtful accounts	$4,794	$1,931	$(52)	$(283)	$6,390
Valuation allowance on deferred
tax assets	220,182	-	(20,962)	24,555	223,775
Reported as liabilities:
Provision for contingencies	64,347	53,869	(48,607)	(4,573)	65,036
Total	$289,323	$55,800	$(69,621)	$19,699	$295,201

Year ended December 31, 2010:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,125	$937	$(2,636)	$368	$4,794
Valuation allowance on deferred
tax assets	298,776	-	(91,416)	12,822	220,182
Reported as liabilities:
Provision for contingencies	86,931	67,074	(89,487)	(171)	64,347
Total	$391,832	$68,011	$(183,539)	$13,019	$289,323

(i) Additions in provision for contingencies are explained as follows:

Fiscal year 2012 – Relate to the accrual of $15,897, and to certain balance sheet reclassifications amounting to $458. See Note 17 for details.

Fiscal year 2011 - Relate to the accrual of $32,345 and to a decrease in judicial deposits for $21,524 as disclosed in Note 17.

Fiscal year 2010 - Relate to the accrual of $74,838, which was offset by $7,764 mainly related to the change in the balance of contingencies included in the amnesty program. See Note 17 for details.

 (ii) Deductions in valuation allowance in deferred tax assets are charged to income tax expenses.

Deductions in provision for contingencies are explained as follows:

Fiscal year 2012 – Correspond to the decrease in the provision as a result of entering into an amnesty program for $28,428, to settlements totaling $27,420 and to reclassifications amounting to $1,163, as discussed in Note 17.

     Fiscal year 2011 – Correspond to the settlements and reductions discussed in Note 17, as well as to an increase in judicial deposits for $4,914.

     Fiscal year 2010 – Correspond to the decrease in the provision as a result of the amnesty program, other settlements and the net increase in judicial deposits as discussed in Note 17.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

27. Subsequent events

     In January 2013, the Company made certain organizational changes in the structure of its geographical divisions in order to balance their relative weight. As a result of the reorganization effective January 1, 2013, Colombia and Venezuela become part of the Caribbean division with headquarters located in Colombia. Therefore, as from the beginning of the year, SLAD is comprised of Argentina, Chile, Ecuador, Peru and Uruguay, and the Caribbean division is comprised of Aruba, Curacao, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas, Colombia and Venezuela. In accordance with ASC 280 Segment Reporting, the Company will report the results of the revised structure of its geographical divisions on its segment financial reporting beginning in the first quarter of fiscal year 2013.

On January 10, 2013, the Company paid interests related to 2016 Notes amounting to $16,944.

     In January and February 2013, the Company entered into various forward contracts maturing in 2013 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia, Chile, Peru and Uruguay. Pursuant to the agreements, the Company will purchase a total amount of $2,908 at an average forward rate of 1,805.25 Colombian pesos per U.S. dollar, a total amount of $6,800 at an average forward rate of 486.27 Chilean pesos per U.S. dollar, a total amount of $1,925 at an average forward rate of 2.56 Peruvian soles per U.S. dollar and a total amount of $6,000 at an average forward rate of 20.07 Uruguayan pesos, respectively. The Company has designated cash flow hedges that encompass the variability of functional-currency-equivalent cash flows attributable to foreign exchange risks related to the settlement of the foreign-currency-denominated payable resulting from the forecasted purchases (hedges over 70.0% of the forecasted purchases in Colombia between February and June 2013; over 56.7% of the forecasted purchases in Chile between April and December 2013; over 50.0% of the forecasted purchases in Peru between February and December 2013; and over 49.4% of the forecasted purchases in Uruguay between March and December 2013). The effect of the hedge will result in fixing the cost of goods acquired (i.e. the net settlement or collection will adjust the cost of inventory paid to the supplier).

     On February 8, 2013, the Venezuelan government announced the devaluation of its currency, the Bolívares Fuertes, from the preexisting official exchange rate of 4.30 Venezuelan Bolívares Fuertes per U.S. dollar to 6.30 Venezuelan Bolívares Fuertes per U.S. dollar. The previously available regulated foreign currency exchange system (SITME) with an executed rate of 5.30 Venezuelan Bolívares Fuertes per U.S. dollar used by the Company to remeasure transactions and balances denominated in local currency as described in Note 21, was eliminated. As a result of this devaluation and if the Company concludes that the new official exchange rate of 6.30 Venezuelan Bolívares Fuertes per U.S. dollar is the rate applicable for remeasurement purposes, the Company would recognize a foreign currency loss and a reduction of net monetary assets of approximately $14.1 million in the first quarter of 2013. The Company will reassess the exchange rate applicable for remeasurement purposes in Venezuela at the date of the 2013 first quarter financial statements based on any new available information. ASC 830, Foreign Currency Matters, states that a reporting entity's financial statements should not be adjusted for a rate change that occurs after the date of the reporting entity's financial statements, therefore this devaluation did not impact Company's fiscal year 2012 results of operations, financial position, or cash flows. There are uncertainties regarding the impact the elimination of SITME could have on Venezuelan economy and complementary regulations the Venezuelan government could issue in the near future, and as such about the potential impact on the Company´s Venezuelan operations.

     In February 2013, the Company performed several transactions in promissory notes amounting to Bolivares Fuertes 41.0 million, pursuant to which it acquired $1,955. As a result of these transactions, the Company recognized an exchange loss amounting to $4,553.

Basis Of Presentation And Principles Of Consolidation (Policy)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassification	Reclassifications Certain reclassifications have been made within current liabilities to the prior year information to conform to the current year presentation.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Use Of Estimates

Use of estimates

     The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign currency translation

     The financial statements of the Company's foreign operating subsidiaries are translated in accordance with guidance in ASC Topic 830 Foreign Currency Matters. Except for the Company's Venezuelan operations as from January 1, 2010, the functional currencies of the Company's foreign operating subsidiaries are the local currencies of the countries in which they conduct their operations. Therefore, assets and liabilities are translated into U.S. dollars at the balance sheets date exchange rates, and revenues and expenses are translated at average rates prevailing during the periods. Translation adjustments are included in the "Accumulated other comprehensive loss" component of shareholders' equity. The Company includes foreign currency exchange results related to monetary assets and liabilities denominated in currencies other than its functional currencies in its income statement.

     Effective January 1, 2010, Venezuela is considered to be highly inflationary, and as such, the financial statements of the Company's Venezuelan subsidiaries are remeasured as if their functional currencies were the reporting currency (U.S. dollars). As a result, remeasurement gains and losses are recognized in earnings rather than in the cumulative translation adjustment, component of other comprehensive income within shareholders' equity.

     See Note 21 for additional information pertaining to the Company's Venezuelan operations, including currency restrictions and controls existing in the country and a discussion of the exchange rate used for remeasurement purposes.

Cash And Cash Equivalents	Cash and cash equivalents The Company considers all highly liquid investments with an original maturity of three months or less, from the date of purchase, to be cash equivalents.
Revenue Recognition

Revenue recognition

     The Company's revenues consist of sales by Company-operated restaurants and revenues from restaurants operated by franchisees. Sales by Company-operated restaurants are recognized on a cash basis. The Company presents sales net of sales tax and other sales-related taxes. Revenues from restaurants operated by franchisees include rental income, initial franchise fees and royalty income. Rental income is measured on a monthly basis based on the greater of a fixed rent, computed on a straight-line basis, or a certain percentage of gross sales reported by franchisees. Initial franchise fees represent the difference between the amount the Company collects from the franchisee and the amount the Company pays to McDonald's Corporation upon the opening of a new restaurant, which is when the Company has performed substantially all initial services required by the franchisee agreement. Royalty income represents the difference, if any, between the amount the Company collects from the franchisee and the amount the Company is required to pay to McDonald's Corporation. Royalty income is recognized in the period earned.

Accounts And Notes Receivable And Allowance For Doubtful Accounts
Accounts and notes receivable and allowance for doubtful accounts

     Accounts receivable primarily consist of royalty and rent receivables due from franchisees and debit and credit card receivables. Accounts receivable are initially recorded at fair value and do not bear interest. Notes receivable relates to interest-bearing financing granted to certain franchisees in connection with the acquisition of equipment and third-party suppliers. The Company maintains an allowance for doubtful accounts in an amount that it considers sufficient to cover losses resulting from the inability of its franchisees to make required payments. In judging the adequacy of the allowance for doubtful accounts, the Company considers multiple factors including historical bad debt experience, the current economic environment and the aging of the receivables.

Other Receivables

Other receivables

     Other receivables primarily consist of value-added tax and other tax receivables (amounting to $35,527 and $30,358 as of December 31, 2012 and 2011, respectively), guarantee deposits (amounting to $2,292 and $16,100 at December 31, 2012 and 2011, respectively) and receivables from related parties (amounting to $73,664 and $5,538 at December 31, 2012 and 2011, respectively). Other receivables are reported at the amount expected to be collected.

Inventories	Inventories Inventories are stated at the lower of cost or market, with cost being determined on a first-in, first-out basis.
Property And Equipment, Net

Property and equipment, net

     Property and equipment are stated at cost, net of accumulated depreciation. Property costs include costs of land and building for both company-operated and franchise restaurants while equipment costs primarily relate to company-operated restaurants. Cost of property and equipment acquired from McDonald's Corporation (as part of the acquisition of LatAm business) was determined based on its estimated fair market value at the acquisition date, then partially reduced by the allocation of the negative goodwill that resulted from the purchase price allocation. Cost of property and equipment acquired or constructed after the acquisition of LatAm business in connection with the Company's restaurant reimaging and extension program is comprised of acquisition and construction costs and capitalized internal costs. Capitalized internal costs include payroll expenses related to employees fully dedicated to restaurant construction projects and related travel expenses. Capitalized payroll costs are allocated to each new restaurant location based on the actual time spent on each project. The Company commences capitalizing costs related to construction projects when it becomes probable that the project will be developed – when the site has been identified and the related profitability assessment has been approved. Maintenance and repairs are expensed as incurred. Accumulated depreciation is calculated using the straight-line method over the following estimated useful lives: buildings – up to 40 years; leasehold improvements – the lesser of useful lives of assets or lease terms which generally include option periods; and equipment – 3 to 12 years.

Intangible Assets, Net

Intangible assets, net

     Intangible assets include computer software costs, initial franchise fees, reacquired rights under franchise agreements and letter of credit fees.

     The Company follows the provisions of ASC 350-40-30 within ASC Topic 350 Intangibles, Subtopic 40 Internal Use Software which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. These costs are amortized over a period of three years on a straight line basis.

     The Company is required to pay to McDonald's Corporation an initial franchisee fee upon opening of a new restaurant. The initial franchise fee related to Company-operated restaurants is capitalized as an intangible asset and amortized on a straight-line basis over the term of the franchise (generally 20 years).

     A reacquired franchise right is recognized as an intangible asset as part of the business combination in the acquisition of franchise restaurants apart from goodwill with an assigned amortizable life limited to the remaining contractual term (i.e., not including any renewal periods). The value assigned to the reacquired franchise right excludes any amounts recognized as a settlement gain or loss and is limited to the value associated with the remaining contractual term and current market terms. The reacquired franchise right is measured using a valuation technique that considers restaurant's cash flows after payment of an at-market royalty rate to the Company. The cash flows are projected for the remaining contractual term, regardless of whether market participants would consider potential contractual renewals in determining its fair value.

Letter of credit fees are amortized on a straight-line basis over the term of the Letter of Credit.

Impairment And Disposal Of Long-Lived Assets

Impairment and disposal of long-lived assets

     In accordance with the guidance within ASC 360-10-35, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate the carrying value of the asset may not be recoverable. For purposes of reviewing assets for potential impairment, assets are grouped at a country level for each of the operating markets. The Company manages its restaurants as a group or portfolio with significant common costs and promotional activities; as such, each restaurant's cash flows are not largely independent of the cash flows of others in a market. If an indicator of impairment exists for any grouping of assets, an estimate of undiscounted future cash flows produced by each individual restaurant within the asset grouping is compared to its carrying value. If an individual restaurant is determined to be impaired, the loss is measured by the excess of the carrying amount of the restaurant over its fair value considering its highest and best use, as determined by an estimate of discounted future cash flows or its market value. In the fourth quarter of 2012, 2011 and 2010, the Company assessed all markets for impairment indicators. As a result of these assessments, the Company performed the impairment testing of its long-lived assets in Mexico, Puerto Rico and Peru in each fiscal year, as well as in Aruba, Curacao and the U.S. Virgin Islands of St. Croix and St. Thomas in fiscal year 2012 considering recent operating losses incurred in these markets (indicator of potential impairment). As a result of these analyses, no impairments were recorded for the Company's operations in Peru in fiscal years 2011 and 2010 nor in Aruba, Curacao and the U.S. Virgin Islands of St. Croix and St. Thomas in fiscal year 2012 since the estimates of undiscounted future cash flows for each restaurant in these markets or the fair market value exceeded its carrying value. However, the Company recorded impairment charges associated with certain restaurants in Mexico, Puerto Rico and Peru (the latter only in 2012) with undiscounted future cash flows insufficient to recover their carrying value. The impairment charges were measured by the excess of the carrying amount of the restaurants over their fair value. The impairment charges totaling $1,982, $1,715 and $4,668 in 2012, 2011 and 2010, respectively, are included within "Other operating expenses, net" in the consolidated statements of income.

     Losses on assets held for disposal are recognized when management and the Board of Directors, as required, has approved and committed to a plan to dispose of the assets, the assets are available for disposal, the disposal is probable of occurring within 12 months, and the net sales proceeds are expected to be less than the assets' net book value. Generally, such losses relate to restaurants that have closed and ceased operations as well as restaurants that meet the criteria to be considered "held for sale" in accordance with ASC 360-10-45.

Goodwill

Goodwill

     Goodwill represents the excess of cost over the estimated fair market value of net tangible assets and identifiable intangible assets acquired. In accordance with the guidance within ASC Topic 350 Intangibles-Goodwill and Other, goodwill is stated at cost and reviewed for impairment on an annual basis. The annual impairment test is performed during the fourth quarter of the fiscal year and compares the fair value of each reporting unit, generally based on discounted future cash flows, with its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is measured as the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill. As a result of the analyses performed in the fourth quarter of 2012 and 2011, the Company recorded impairment charges of the full amounts of goodwill that had been generated in the acquisition of restaurants in Puerto Rico and St. Croix, respectively. The impairment charges amounting to $683 in 2012 and $2,077 in 2011 are included within "Other operating expenses, net" in the consolidated statements of income. No impairments of goodwill were recognized during fiscal year 2010.

Advertising Costs

Advertising costs

     Advertising costs are expensed as incurred. Advertising expenses related to Company-operated restaurants were $147,194, $139,749 and $116,251 in 2012, 2011 and 2010, respectively. Advertising expenses related to Franchised operations do not affect the Company's expenses since these are recovered from franchisees. Advertising expenses related to Franchised operations were $46,614, $44,779 and $36,355 in 2012, 2011 and 2010, respectively.

Accounting For Income Taxes

Accounting for income taxes

     The Company records deferred income taxes using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The guidance requires companies to set up a valuation allowance for that component of net deferred tax assets which does not meet the more likely than not criterion for realization.

     Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     The Company is regularly audited by tax authorities, and tax assessments may arise several years after tax returns have been filed. Accordingly, tax liabilities are recorded when, in management's judgment, a tax position does not meet the more likely than not threshold for recognition. For tax positions that meet the more likely than not threshold, a tax liability may be recorded depending on management's assessment of how the tax position will ultimately be settled. The Company records interest and penalties on unrecognized tax benefits in the provision for income taxes.

Accounts Payable Outsourcing
Accounts payable outsourcing

     The Company offers its suppliers access to an accounts payable services arrangement provided by third party financial institutions. This service allows the Company's suppliers to view its scheduled payments online, enabling them to better manage their cash flow and reduce payment processing costs. Independent of the Company, the financial institutions also allow suppliers to sell their receivables to the financial institutions in an arrangement separately negotiated by the supplier and the financial institution. The Company has no economic interest in the sale of these receivables and no direct relationship with the financial institutions concerning the sale of receivables. All of the Company's obligations, including amounts due, remain to the Company's suppliers as stated in the supplier agreements. As of December 31, 2012 and 2011, approximately $2.0 million and $nil, respectively, of the Company's total accounts payable are available for this purpose and have been sold by suppliers to participating financial institutions.

Share-Based Compensation

Share-based compensation

     The Company recognizes compensation expense as services required to earn the benefits are rendered. See Note 16 for details of the outstanding plans and the related accounting policies.

Derivative Financial Instruments

Derivative financial instruments

     The Company utilizes certain hedge instruments to manage its interest rate and foreign currency rate exposures. The counterparties to these instruments generally are major financial institutions. The Company does not hold or issue derivative instruments for trading purposes. In entering into these contracts, the Company assumes the risk that might arise from the possible inability of counterparties to meet the terms of their contracts. The Company does not expect any losses as a result of counterparty defaults. All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Additionally, the fair value adjustments will affect either shareholders' equity as accumulated other comprehensive income (loss) or net income (loss) depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity.

Severance Payments

Severance payments

     Under certain laws and labor agreements of the countries in which the Company operates, the Company is required to make minimum severance payments to employees who are dismissed without cause and employees leaving its employment in certain other circumstances. The Company accrues severance costs if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and can be reasonably estimated. Otherwise, severance payments are expensed as incurred.

Post-Employment Benefits

Post-employment benefits

     In 2012 became effective in Venezuela the new Organic Law of Labor and Workers (known as "LOTTT," its Spanish acronym) that, among other regulations, provides for a post-employment payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. The Company is required to make quarterly deposits in a trust fund. The Company obtained an actuarial valuation of the unfunded post-employment liability. The accumulated post-employment obligation at December 31, 2012 was $2,506, of which $1,837 relate to unrecognized prior service costs as a component of comprehensive income; and $669 to post-employment expenses included in "General and administrative expenses". Post-employment expenses consist of service cost and interest cost amounting to $374 and $295, respectively.

Provision For Contingencies

     The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date, the Company's estimates of the outcomes of these matters and the Company's lawyers' experience in contesting, litigating and settling other matters. As the scope of the liabilities becomes better defined, there may be changes in the estimates of future costs. See Note 17 for details.

Comprehensive Income
Comprehensive income

     Comprehensive income includes net income as currently reported under generally accepted accounting principles and also includes the impact of other events and circumstances from non-owner sources which are recorded as a separate component of shareholders' equity. The Company reports foreign currency translation gains and losses, unrealized results on cash flow hedges as well as unrecognized prior service costs of post-employment benefits as components of comprehensive income.

Recent Accounting Pronouncements

Recent accounting pronouncements

     In May 2011, the FASB issued ASU 2011-04 to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The Company adopted this guidance on January 1, 2012. The adoption of this ASU had no significant impact on the Company's consolidated financial statements.

     In June 2011, the FASB issued ASU 2011-05 which provides new guidance on the presentation of comprehensive income. ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders' equity and instead requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income from that of prior accounting guidance. The Company adopted this new guidance on January 1, 2012. As a result of such adoption, the Company has changed the presentation, and as from the first quarter of 2012 reports comprehensive income in a separate but consecutive statement.

     In September 2011 and July 2012, the FASB issued ASU 2011-08 and ASU 2012-02, respectively, which provide an entity the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for goodwill and indefinite-lived intangible assets, respectively. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit or an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted the ASU 2011-08 for its fiscal year beginning on January 1, 2012, with no significant impact on the Company's consolidated financial statements. The Company will adopt the ASU 2012-02 for its fiscal year beginning on January 1, 2013, expecting no significant impact on the Company's consolidated financial statements.

Acquisition Of Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition Of Businesses [Abstract]
Schedule Of Non-Significant Business Acquisitions

Purchases of restaurant businesses:	2012	2011	2010
Property and equipment	$1,793	$1,704	$2,016
Identifiable intangible assets	6,061	-	183
Goodwill	1,196	4,952	1,276
Gain on bargain purchase of franchised restaurants	(1,161)	-	-
Purchase price	7,889	6,656	3,475
Settlement of franchise receivables	(1,885)	(663)	(548)
Seller financing	-	-	(2,423)
Purchase price paid	$6,004	$5,993	$504

Accounts And Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts And Notes Receivable, Net [Abstract]
Schedule Of Accounts And Notes Receivable, Net

	2012	2011

Debit and credit card receivables	$45,223	$42,344
Receivables from franchisees	38,079	33,823
Meal voucher receivables	16,800	13,737
Notes receivable	8,939	10,348
Allowance for doubtful accounts	(4,022)	(6,390)
	$105,019	$93,862

Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets

	2012	2011

Prepaid expenses and taxes	$86,249	$129,554
Promotion items	14,899	11,100
	$101,148	$140,654

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net

	2012	2011

Land	$200,340	$189,801
Buildings and leasehold improvements	712,908	599,350
Equipment	544,213	438,601
Total cost	1,457,461	1,227,752
Total accumulated depreciation	(281,111)	(204,572)
	$1,176,350	$1,023,180

Net Intangible Assets And Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Net Intangible Assets And Goodwill [Abstract]
Schedule Of Net Intangible Assets And Goodwill
	2012	2011
Net intangible assets (i)
Computer software cost	$62,159		$52,555
Initial franchise fees	20,429		15,342
Reacquired franchised rights	6,076		-
Letter of credit fees	940		940
Total cost	89,604		68,837
Total accumulated amortization	(40,512)		(28,172)
Subtotal	49,092		40,665

Goodwill (ii)
Mexico	7,780		7,180
Brazil	8,086		8,892
Ecuador	273		273
Peru	220		208
Chile	1,553		1,201
Colombia	267		-
Subtotal	18,179		17,754
	$67,271		$58,419

     (i) Total amortization expense for fiscal years 2012, 2011 and 2010 amounted to $14,825, $11,144 and $6,740, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows: $14,824 for 2013; $14,791 for 2014; $10,392 for 2015; $3,047 for 2016; $1,531 for 2017 and thereafter $4,507.

     (ii) Related to the acquisition of franchise restaurants (Mexico, Brazil, Peru, Colombia and Chile) and non-controlling interests in subsidiaries (Ecuador and Chile).

Accrued Payroll And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Payroll And Other Liabilities [Abstract]
Accrued Payroll And Other Liabilities

	2012	2011
Current:
Accrued payroll	$110,499	$100,254
Long-term incentive plan	8,843	20,490
Accrued expenses	17,908	20,029
Amnesty program	10,236	2,480
Other liabilities	3,204	3,468
	$150,690	$146,721

Non-current:
Long-term incentive plan	$2,968	$12,879
Amnesty program	20,210	25,972
Other liabilities	16,937	13,214
	$40,115	$52,065

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	2012	2011

2019 Notes	$306,798	$306,532
2016 Notes	331,859	214,248
Capital lease obligations	9,121	5,171
Other long-term borrowings	3,824	2,971
Total	651,602	528,922
Current portion of long-term debt	1,634	2,971
Long-term debt, excluding current portion	$649,968	$525,951

Schedule Of Payments Related To Long-Term Debt

	Principal	Interest	Total
2013	$1,633	$57,918	$59,551
2014	3,167	57,722	60,889
2015	2,707	57,398	60,105
2016	329,960	57,219	387,179
2017	443	23,447	23,890
Thereafter	312,645	48,850	361,495
Total payments	650,555	302,554	953,109
Interest	-	(302,554)	(302,554)
Discount on 2019 Notes	(1,802)	-	(1,802)
Premium on 2016 Notes	2,849	-	2,849
Long-term debt	$651,602	$-	$651,602

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments, Fair Value

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2012	2011
Derivatives designated as hedging instruments
under ASC Topic 815 Derivatives and Hedging
Forward contracts	Accrued payroll and
	other liabilities	$-	$(48)
Cross-currency interest rate swap (i)	Derivative instruments	(3,666)	-
		(3,666)	(48)
Derivatives not designated as hedging
instruments under ASC Topic 815 Derivatives
and Hedging
Bond swaps	Derivative instruments	$-	$(2,583)
Total equity return swap (ii)	Derivative instruments	(3,952)	-
		(3,952)	(2,583)
Total derivative instruments		$(7,618)	$(2,631)

(i) Disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.

(ii) Disclosed in the consolidated balance sheet as a current liability.

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)

   The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2012 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized in
	Recognized in	Reclassified from	Income on Derivative
	Accumulated OCI on	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	Derivative (Effective	into Income (Effective	Effectiveness Testing and
Hedging Relationships	Portion)	Portion)(i)	Ineffective Portion)
Forward contracts	$(901)	$949	$-
Cross-currency interest rate swap	(3,294)	2,152	-
Total	$(4,195)	$3,101	$-

(i) The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

  The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2011 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$131	$451	$-
Total	$131	$451	$-

  The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2010 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$(1,134)	$273	$-
Total	$(1,134)	$273	$-

Schedule Of Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance
Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Bond swaps (i)	$(1,738)
Total equity return swap (ii)	(4,270)
Others (i)	847
Total	$(5,161)

(i) These results are recorded within "Loss from derivative instruments" in the Company's consolidated statement of income.

(ii) A $4,111 loss is recorded within "General and administrative expenses" and a $159 loss within "Net interest expense" in the Company's consolidated statement of income.

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps
and Mirror swap	$(9,732)
Bond swaps	1,464
Forwards	(1,256)
Others	287
Total	$(9,237)

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps
and Mirror swaps	$(22,878)
Bond swaps	(9,608)
Forwards	(323)
Total	$(32,809)

Operating Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Operating Lease Agreements [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases

	Restaurants	Others	Total

2013	$133,183	$7,297	$140,480
2014	125,358	6,613	131,971
2015	116,120	6,174	122,294
2016	106,024	5,636	111,660
2017	95,574	5,583	101,157
Thereafter	389,302	11,508	400,810
Total minimum payments	$965,561	$42,811	$1,008,372

Schedule Of Details Of Rent Expense

	2012	2011	2010
Company-operated restaurants (i)	$140,014	$129,135	$100,986
Franchised restaurants (ii)	44,457	41,252	34,172
Total rent expense	$184,471	$170,387	$135,158

(i) Included within the caption "Occupancy and other operating expenses" in the consolidated statements of income.

(ii) Included within the caption "Franchised restaurants – occupancy expenses" in the consolidated statements of income.

Schedule Of Rent Expense

	2012	2011	2010
Minimum rentals	$117,006	$121,533	$98,307
Contingent rentals based on sales	67,465	48,854	36,851
Total rent expense	$184,471	$170,387	$135,158

Franchise Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Revenues From Franchised Restaurants

	2012	2011	2010
Rent	$161,591	$152,380	$122,448
Initial fees (i)	780	514	660
Royalty fees (ii)	652	627	544
Total	$163,023	$153,521	$123,652

(i) Disclosed net of initial fees paid to McDonald's Corporation for $882, $518 and $595 in 2012, 2011 and 2010, respectively.

(ii) Disclosed net of royalties fees paid to McDonald's Corporation for $65,756, $60,261 and $49,562 in 2012, 2011 and 2010, respectively.

Schedule Of Future Minimum Rent Payments

	Restaurants	Others	Total

2013	$133,183	$7,297	$140,480
2014	125,358	6,613	131,971
2015	116,120	6,174	122,294
2016	106,024	5,636	111,660
2017	95,574	5,583	101,157
Thereafter	389,302	11,508	400,810
Total minimum payments	$965,561	$42,811	$1,008,372

Rent Payments Due To Company [Member]
Schedule Of Future Minimum Rent Payments

	Owned sites	Leased sites	Total

2013	$9,799	$27,863	$37,662
2014	9,261	25,667	34,928
2015	8,853	24,674	33,527
2016	8,631	23,319	31,950
2017	8,248	21,247	29,495
Thereafter	45,955	106,543	152,498
Total	$90,747	$229,313	$320,060

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Statutory Tax Rates

	2012	2011	2010

Puerto Rico	20%	30%	39%
Argentina, Martinique, French Guyana, Guadeloupe, St
Croix, St. Thomas, Aruba and Curacao	35%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	33%	33%	33%
Costa Rica, Peru and Mexico	30%	30%	30%
Panamá	25%	25%	27.5%
Uruguay and Trinidad and Tobago	25%	25%	25%
Ecuador	23%	24%	25%
Chile	20%	20%	17%

Schedule Of Components Of Income Tax Expense

	2012	2011	2010
Current income tax expense	$32,147	$47,485	$64,551
Deferred income tax expense (benefit)	14,228	(2,882)	(61,101)
Income tax expense	$46,375	$44,603	$3,450

Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate

	2012	2011	2010
Pre-tax income	$160,963	$160,403	$109,742
Weighted-average statutory income tax rate (i)	35.20%	32.35%	36.87%
Income tax expense at weighted-average statutory tax rate
on pre-tax income	56,659	51,890	40,462
Permanent differences:
Change in valuation allowance	(7,660)	(20,962)	(91,416)
Non-deductible expenses	22,258	28,783	31,575
Tax deductible goodwill in Brazil (ii)	(18,789)	(21,640)	-
Withholding income taxes on intercompany transactions	3,437	9,038	8,233
Loss on amnesty program	-	-	8,681
Tax inflation adjustment	(10,983)	(3,471)	(3,994)
Expiration of tax loss carryforwards	1,017	1,298	6,071
Others	436	(333)	3,838
Income tax expense	$46,375	$44,603	$3,450

(i)
Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

(ii)	In November 2010, the Company completed the corporate reorganization of its companies in Brazil that was commenced on December 29, 2008. Among other corporate synergies, the reorganization resulted in contribution of the shares of the Brazilian operating entities to a new holding company and generated a tax deductible goodwill amounting to $310 million. The goodwill is deductible in Brazil for income tax purposes through its amortization in a period of 60 months starting in December 2010 following the merger of the Brazilian entities. The Company did not recognize any deferred tax asset for this benefit following the exemption in ASC 740-10-25-3.e. applicable to intercompany transfers. Therefore, the tax benefit is being recognized when realized on the tax return and applied to reduce income tax expenses.

Schedule Of Deferred Tax Assets And Liabilities

	2012	2011
Tax loss carryforwards (i)	$267,826	$273,344
Purchase price allocation adjustment	92,715	105,457
Property and equipment – tax inflation adjustment	39,290	31,749
Other accrued payroll and other liabilities	15,452	30,551
Share-based compensation programs	9,679	12,450
Provision for contingencies	9,447	11,905
Other deferred tax assets	20,185	18,015
Property and equipment – difference in depreciation rates	(54,383)	(61,411)
Other deferred tax liabilities (ii)	(16,769)	(23,374)
Valuation allowance (iii)	(236,563)	(223,775)
Net deferred tax asset	$146,879	$174,911

(i)

As of December 31, 2012, the Company and its subsidiaries had accumulated operating tax loss carryforwards amounting to $959,803. These operating tax loss carryforwards expire as follows:

2012
Fiscal year 2013	$10,241
Fiscal year 2014	2,712
Fiscal year 2015	4,458
Fiscal year 2016	1,768
Fiscal year 2017	51,397
Thereafter	333,639
Without expiration terms	555,588
$959,803

(ii) Primarily related to intangible assets and foreign currency exchange gains.

(iii) In assessing the realizability of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Schedule Of Variables And Assumptions Fo Liablity Awards

	2012	2011

Current price (i)	11.96	20.53
Weighted-average base value of
outstanding units (ii)	6.22	5.82
Expected volatility (iii)	37.3%	38.0%
Dividend yield	2.0%	1.2%
Risk-free interest rate	0.4%	0.8%
Expected term	last vesting date	last vesting date

(i) Equal to the quoted market price per share at the end of the year.
(ii) As adjusted as a result of the stock split discussed in Note 22.
(iii) Based on implied volatility of the Company's class A shares.

Schedule Of Employee Compensation CADS Activity

		Weighted-	Weighted-
		average base	average fair
	Units	value	value
Outstanding at December 31, 2009	2,375,958	5.39
Granted	1,368,018	5.88
Exercised (i)	(27,214)	4.27
Forfeited	(182,348)	6.29
Outstanding at December 31, 2010	3,534,414	5.54	10.94
Exercised (ii)	(525,017)	5.19
Forfeited	(85,815)	5.02
Outstanding at December 31, 2011	2,923,582	5.82	14.44
Exercised (iii)	(696,067)	4.61
Forfeited	(98,294)	5.62
Outstanding at December 31, 2012	2,129,221	6.22	5.79
Exercisable at December 31, 2012	900,608	6.53	5.52

Data in the table above was adjusted as a result of the stock split discussed in Note 22.

(i) The total amount paid for these exercises was $97. (ii) The total amount paid for these exercises was $9,841.

(iii) The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintains a current payable of $907 related to these exercises that is disclosed within "accrued payroll and other liabilities" in the Company's balance sheet.

Schedule Of Vested And Nonvested Unit Acitvity

	Vested (i)	Non-vested (ii)	Total

Number of units outstanding (iii)	900,608	1,228,613	2,129,221
Weighted-average fair market	5.52	5.99	5.79
value per unit
Total fair value of the plan	4,973	7,356	12,329
Weighted-average accumulated	100.00	80.62	88.44
percentage of service
Accrued liability (iv)	4,973	5,931	10,904
Compensation expense not yet
recognized (v)	-	1,425	1,425

(i) Related to exercisable awards.

(ii) Related to awards that will vest between fiscal years 2013 and 2015.

(iii) As adjusted as a result of the stock split discussed in Note 22.

(iv) The total accrued liability of $10,904 related to outstanding units is disclosed within "Accrued payroll and other liabilities" in the Company's balance sheet as follows: $7,936 as a current liability and $2,968 as a non-current liability.

(v) Expected to be recognized in a weighted-average period of 2 years.

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Provision For Contingencies

	2012	2011
Tax contingencies in Brazil (i)	$4,011	$42,011
Labor contingencies in Brazil (ii)	14,256	19,646
Other (iii)	9,551	10,231
Subtotal	27,818	71,888
Judicial deposits (iv)	(7,219)	(6,852)
Provision for contingencies	$20,599	$65,036

     (i) Tax contingencies in Brazil. In 2012 it mainly relates to tax on bank account transactions (CPMF), abolished in 2007. In 2011 it was mainly related to VAT special treatment for restaurants in Rio de Janeiro and taxes over the royalty payments. During fiscal year 2010, the Company recorded an accrual of $54,079, primarily related to the decision to negotiate the settlement of past claims related to VAT special treatment for restaurants in Rio de Janeiro (previously considered not probable) together with a new regime resolving this matter going forward; and a currency translation adjustment amounting to $(568). In addition, there was a reduction amounting to $76,954 in connection with the amnesty program discussed below. During fiscal year 2011, the Company recorded an accrual of $19,626, primarily related to a modification in the fiscal authorities' interpretation regarding taxes impacting royalty payments; a reduction in the accrual of $14,790, corresponding to downwards revisions of the estimated settlement amounts of several claims (including VAT special treatment for restaurants in Rio de Janeiro) based on the opinion of the Company's legal advisors; and a currency translation adjustment amounting to $(5,218). In addition, the Company made settlements totaling $8,255. During fiscal year 2012, the Company settled the contingency over royalty payments, paying $11,473 in cash. In addition, the Company entered into an amnesty program to settle the contingency related to VAT special treatment for restaurants in Rio de Janeiro in 18 equal monthly installments, commencing in May 2012, pursuant to which the Company reclassified $28,428 to "Accrued payroll and other liabilities" in the consolidated balance sheet. During fiscal year 2012, the Company also recorded an accrual of $3,770 and a currency translation adjustment amounting to $(2,327). In addition, during fiscal year 2012 there was an increase of $458 as a result of certain balance sheet reclassifications.

     Regarding tax contingencies in Brazil, at the end of fiscal year 2010 the Company decided to enter into an amnesty program. The Company agreed with McDonald's Corporation to include in the amnesty plan most of the contingencies indemnified by them using tax loss carryforwards to settle interests and to receive a cash payment equal to the principal plus 50% of the interests. As a result of this agreement, in fiscal year 2010 the Company recorded a loss amounting to $22,476 within "Non-operating expenses" in the consolidated statement of income. The Company recorded an additional loss amounting to $3,056 within "Other operating expenses, net" in connection with contingencies not indemnified by McDonald's Corporation but also included in the amnesty program. The liability related to the amnesty program is included within "Accrued payroll and other liabilities".

      (ii) Labor contingencies in Brazil. It primarily relates to dismissals in the normal course of business. During fiscal years 2012, 2011 and 2010, the Company recorded accruals of $10,751, $8,211 and $17,767, respectively, primarily related to new dismissal claims and to increases on estimated future costs of outstanding claims; and a currency translation adjustment amounting to $(930), $(2,240) and $1,587, respectively. In addition, the Company made settlements totaling $15,211, $19,781 and $12,561, respectively.

     (iii) Other contingencies. It mainly relates to tax and labor contingencies in other countries. During fiscal years 2012, 2011 and 2010, the Company recorded accruals of $1,251, $4,508 and $2,992, respectively; and a currency translation adjustment amounting $(1,195), $(1,026) and $141, respectively. In addition, the Company made settlements totaling $736, $867 and $424, respectively.

     (iv) Judicial deposits. It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil. During fiscal years 2012, 2011 and 2010, there were a net increase (decrease) amounting to $367, $(20,521) and $8,643, respectively; including foreign currency translation for $(671), $(3,911) and $1,331, respectively.

Disclosures About Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis

	Quoted Prices in
	Active Markets	Significant Other	Significant	Balance as of
	For Identical Assets	Observable Inputs	Unobservable Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2012
Assets
Cash equivalents	$80,396	$-	$-	$80,396
Cross-currency interest rate
swap	-	1,731	-	1,731
Total Assets	$80,396	1,731	-	$82,127
Liabilities
Cross-currency interest rate
swap	$-	$5,397	$-	$5,397
Total equity return swap	-	3,952	-	3,952
Long-term incentive plan	-	11,811	-	11,811
Total Liabilities	$-	21,160	-	$21,160

Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment And Geographic Information [Abstract]
Profit Or Loss And Assets For Reportable Segment

	For the fiscal year ended December 31,
	2012	2011	2010
Revenues:
Brazil	$1,797,556	$1,890,824	$1,595,571
Caribbean division	273,467	267,701	260,617
NOLAD	384,041	355,265	305,017
SLAD	1,342,330	1,143,859	856,913
Total revenues	$3,797,394	$3,657,649	$3,018,118

Adjusted EBITDA:
Brazil	$240,954	$289,462	$250,606
Caribbean division	12,345	9,493	23,556
NOLAD	26,738	19,551	15,400
SLAD	150,520	121,475	83,998
Total reportable segments	430,557	439,981	373,560
Corporate and others (i)	(89,996)	(100,193)	(74,446)
Total adjusted EBITDA	$340,561	$339,788	$299,114

	For the fiscal year ended December 31,
	2012	2011	2010
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$340,561	$339,788	$299,114

(Less) Plus items excluded from computation that
affect operating income:
Depreciation and amortization	(92,328)	(68,971)	(60,585)
Compensation expense related to the award right granted to
our CEO	-	(2,214)	(16,392)
Gains from sale of property and equipment	3,328	7,123	5,299
Write-offs of property and equipment	(4,259)	(3,570)	(2,635)
Impairment of long-lived assets	(1,982)	(1,715)	(4,668)
Impairment of goodwill	(683)	(2,077)	-
Incremental compensation expense related to ADBV long-
term incentive plan	-	(10,526)	(15,576)
Stock-based compensation related to the special awards in
connection with the initial public offering under the 2011
Plan	(7,997)	(5,703)	-
Cash bonus related to the initial public offering	-	(1,382)	-
Operating income	236,640	250,753	204,557

(Less) Plus:
Net interest expense	(54,247)	(60,749)	(41,613)
Loss from derivative instruments	(891)	(9,237)	(32,809)
Foreign currency exchange results	(18,420)	(23,926)	3,237
Other non-operating (expenses) income, net	(2,119)	3,562	(23,630)
Income tax expense	(46,375)	(44,603)	(3,450)
Net income attributable to non-controlling interests	(256)	(271)	(271)
Net income attributable to Arcos Dorados Holdings Inc.	$114,332	$115,529	$106,021

	For the fiscal year ended December 31,
	2012	2011	2010
Depreciation and amortization:
Brazil	$47,659	$44,503	$43,927
Caribbean division	14,044	11,982	11,733
NOLAD	26,628	25,670	23,197
SLAD	30,987	24,070	20,343
Total reportable segments	119,318	106,225	99,200
Corporate and others (i)	7,279	6,536	6,048
Purchase price allocation (ii)	(34,269)	(43,790)	(44,663)
Total depreciation and amortization	$92,328	$68,971	$60,585

Property and equipment expenditures:
Brazil	$133,734	$142,111	70,017
Caribbean division	25,316	36,103	10,951
NOLAD	36,759	48,914	36,832
SLAD	96,328	90,150	53,602
Others	2,341	2,581	4,267
Total property and equipment expenditures	$294,478	$319,859	175,669

	As of December 31,
	2012	2011
Total assets:
Brazil	$921,003	$992,832
Caribbean division	264,527	259,633
NOLAD	419,545	381,840
SLAD	667,366	513,909
Total reportable segments	2,272,441	2,148,214
Corporate and others (i)	109,636	98,451
Purchase price allocation (ii)	(332,914)	(371,259)
Total assets	$2,049,163	$1,875,406

     (i) Primarily relates to corporate general and administrative expenses and assets as well as the results and assets of the Company's operating distribution centers until March 16, 2011 (see Note 23 for details of the split-off). Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, collateral deposits and guarantee deposits.

     (ii) Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)

			Unrecognized	Total
	Foreign currency	Unrealized	prior service cost	Accumulated
	translation	results on cash	of post-	other
		flow hedges	employment	comprehensive
			benefits	income (loss)

Balance at December 31, 2009	(128,021)	232	-	(127,789)
Current - period other comprehensive income	29,986	(861)	-	29,125
Balance at December 31, 2010	(98,035)	(629)	-	(98,664)
Current - period other comprehensive income	(50,307)	582	-	(49,725)
Balance at December 31, 2011	(148,342)	(47)	-	(148,389)
Current - period other comprehensive income	(8,125)	(1,094)	(1,213)	(10,432)
Balance at December 31, 2012	(156,467)	(1,141)	(1,213)	(158,821)

Split-Off Of Axis Business (Tables)	12 Months Ended
Dec. 31, 2012
Split-Off Of Axis Business [Abstract]
Schedule of supplemental information of net assets after split-off

2011
Cash and cash equivalents	$35,425
Other receivables	33,506
Inventories	27,686
Prepaid expenses and other current assets	3,211
Property and equipment, net	10,190
Deferred income taxes	4,225
Accounts payable	(53,868)
Income taxes payable	(1,181)
Other taxes payable	(2,148)
Accrued payroll and other liabilities	(8,479)
Intercompany payable	(3,309)
Net book value	$45,258

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Computation Of Net Income Per Share

	For the fiscal year ended December 31,
	2012	2011	2010
Net income attributable to Arcos Dorados Holdings Inc. available to
common shareholders	$114,332	$115,529	$106,021
Weighted-average number of common shares outstanding - Basic	209,529,412	215,420,271	241,882,966
Incremental shares from assumed exercise of stock options (a)	-	-	-
Incremental shares from vesting of restricted stock units	248,646	126,184	-
Weighted-average number of common shares outstanding - Diluted	209,778,058	215,546,455	241,882,966

Basic net income per common share attributable to Arcos
Dorados Holdings Inc	$0.55	$0.54	$0.44
Diluted net income per common share attributable to Arcos
Dorados Holdings Inc	$0.55	$0.54	$0.44

     (a) Options to purchase 1,879,847 shares of common stock at $21.20 per share were outstanding during fiscal years 2012 and 2011; options to purchase 584,587 shares of common stock at $14.35 per share were outstanding during fiscal year 2012. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary Of Related Party Outstanding Balances

	As of December 31,
	2012	2011

Inventories	$-	$1,436
Prepaid expenses and other current assets	-	7,150
Accounts and notes receivables	1,999	2,497
Other receivables	73,664	5,538
Miscellaneous	7,081	-
Accounts payable	5,514	15,311

Summary Of Related Party Transactions

	Fiscal years ended December 31,
	2012	2011	(i)

Food and paper (ii)	$321,413	$320,020
Occupancy and other operating expenses	9,795	10,970
Other operating income	1,480	-

(i) Includes nine months of operations as a result of the Split-off described in Note 23.

(ii) Includes $41,853 of logistics service fees and $279,560 of suppliers purchases managed through Axis for fiscal year ended December 31, 2012; and $26,628 and $293,392, respectively, for fiscal year ended December 31, 2011.

Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts

	Balance at
	beginning	Additions	Deductions		Balance at
Description	of period	(i)	(ii)	Translation	end of period
Year ended December 31, 2012:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,390	$2,065	$(4,682)	$250	$4,023
Valuation allowance on deferred
tax assets	223,775	-	(3,378)	16,166	236,563
Reported as liabilities:
Provision for contingencies	65,036	16,355	(57,011)	(3,781)	20,599
Total	$295,201	$18,420	$(65,071)	$12,635	$261,185
Year ended December 31, 2011:
Deducted from assets accounts:
Allowance for doubtful accounts	$4,794	$1,931	$(52)	$(283)	$6,390
Valuation allowance on deferred
tax assets	220,182	-	(20,962)	24,555	223,775
Reported as liabilities:
Provision for contingencies	64,347	53,869	(48,607)	(4,573)	65,036
Total	$289,323	$55,800	$(69,621)	$19,699	$295,201

Year ended December 31, 2010:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,125	$937	$(2,636)	$368	$4,794
Valuation allowance on deferred
tax assets	298,776	-	(91,416)	12,822	220,182
Reported as liabilities:
Provision for contingencies	86,931	67,074	(89,487)	(171)	64,347
Total	$391,832	$68,011	$(183,539)	$13,019	$289,323

(i) Additions in provision for contingencies are explained as follows:

Fiscal year 2012 – Relate to the accrual of $15,897, and to certain balance sheet reclassifications amounting to $458. See Note 17 for details.

Fiscal year 2011 - Relate to the accrual of $32,345 and to a decrease in judicial deposits for $21,524 as disclosed in Note 17.

Fiscal year 2010 - Relate to the accrual of $74,838, which was offset by $7,764 mainly related to the change in the balance of contingencies included in the amnesty program. See Note 17 for details.

 (ii) Deductions in valuation allowance in deferred tax assets are charged to income tax expenses.

Organization And Nature Of Business (Details)	Dec. 31, 2012 territory
Number of territories have operations	20
Arcos Dorados Cooperatieve U.A. [Member]
Equity interest percentage	100.00%
Arcos Dorados B.V. [Member]
Equity interest percentage	100.00%

Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 35,527,000	$ 30,358,000
Guarantee deposits	2,292,000	16,100,000
Accounts receivable from related parties	73,664,000	5,538,000
Tangible asset impairment charges	1,982,000	1,715,000	4,668,000
Impairment change of goodwill			0
Impairment of goodwill	683,000	2,077,000
Accounts payable for outsourcing	2,000,000	0
Post-employment payment period	30 days
Accumulated post-employment obligation	2,506,000
Unrecognized prior service costs	1,837,000
Post-employment expenses	669,000
Post-employment expenses, service cost	374,000
Post-employment expenses, interest cost	295,000
Company-Operated Franchise [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	147,194,000	139,749,000	116,251,000
Franchisee [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 46,614,000	$ 44,779,000	$ 36,355,000
Internal Used Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Initial Franchise Fee [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	20 years
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Minimum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	12 years

Acquisition Of Businesses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Aug. 03, 2007 McDonald's Corporation [Member]	Dec. 31, 2008 McDonald's Corporation [Member]	Aug. 03, 2007 Latin America And Caribbean McDonald's [Member]	Dec. 31, 2012 First Ten Years [Member]	Dec. 31, 2012 Next Five Years [Member]	Dec. 31, 2012 Last Five Years [Member]
Purchase price	$ 7,889	$ 6,656	$ 3,475			$ 679,357
Base purchase price						700,000
Additional purchase price						(20,643)
Base purchase price and estimated additional purchase price paid						701,244
Difference between the final working capital and the working capital estimated at the transaction date				21,887
Cash collected from receivable					15,015
Assignment of receivables from suppliers of McDonald's Corporation					6,872
Acquisition fees and expenses						18,723
Final purchase price						$ 698,080
Length of Master franchise agreement	20 years
Royalty fee, percentage							5.00%	6.00%	7.00%
First franchise fee payment period							10 years
Number of subsequent payment period	2
Subsequent period of the agreement								5 years	5 years

Acquisition Of Businesses (Schedule Of Non-Significant Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisition Of Businesses [Abstract]
Property and equipment	$ 1,793	$ 1,704	$ 2,016
Identifiable intangible assets	6,061		183
Goodwill	1,196	4,952	1,276
Gain on bargain purchase of franchised restaurants	(1,161)
Purchase price	7,889	6,656	3,475
Settlement of franchise receivable	(1,885)	(663)	(548)
Seller financing			(2,423)
Purchase price paid	$ 6,004	$ 5,993	$ 504

Accounts And Notes Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts And Notes Receivable, Net [Abstract]
Debit and credit card receivables	$ 45,223	$ 42,344
Receivables from franchisees	38,079	33,823
Meal voucher receivables	16,800	13,737
Notes receivable	8,939	10,348
Allowance for doubtful accounts	(4,022)	(6,390)
Accounts and notes receivable, Net	$ 105,019	$ 93,862

Prepaid Expenses And Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses and taxes	$ 86,249	$ 129,554
Promotion items	14,899	11,100
Prepaid expense and other assets, Total	$ 101,148	$ 140,654

Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total cost	$ 1,457,461	$ 1,227,752
Total accumulated depreciation	(281,111)	(204,572)
Property, Plant and Equipment, Net, Total	1,176,350	1,023,180
Total depreciation expense	77,503	57,827	53,845
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	200,340	189,801
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	712,908	599,350
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 544,213	$ 438,601

Net Intangible Assets And Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Computer software cost	$ 62,159	[1]	$ 52,555	[1]
Initial franchise fees	20,429	[1]	15,342	[1]
Reacquired franchised rights	6,076	[1]
Letter of credit fees	940	[1]	940	[1]
Total cost	89,604	[1]	68,837	[1]
Total accumulated amortization	(40,512)	[1]	(28,172)	[1]
Subtotal	49,092	[1]	40,665	[1]
Goodwill	18,179	[2]	17,754	[2]
Net intangible assets including goodwill	67,271	[1],[2]	58,419	[1],[2]
Total amortization expense	14,825		11,144		6,740
Estimated aggregate amortization expense for 2013	14,824
Estimated aggregate amortization expense for 2014	14,791
Estimated aggregate amortization expense for 2015	10,392
Estimated aggregate amortization expense for 2016	3,047
Estimated aggregate amortization expense for 2017	1,531
Estimated aggregate amortization expense after 2017	4,507
Mexico [Member]
Goodwill	7,780	[2]	7,180	[2]
Brazil [Member]
Goodwill	8,086	[2]	8,892	[2]
Ecuador [Member]
Goodwill	273	[2]	273	[2]
Peru [Member]
Goodwill	220	[2]	208	[2]
Chile [Member]
Goodwill	1,553	[2]	1,201	[2]
Colombia [Member]
Goodwill	$ 267	[2]

[1]	Total amortization expense for fiscal years 2012, 2011 and 2010 amounted to $14,825, $11,144 and $6,740, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows: $14,824 for 2013; $14,791 for 2014; $10,392 for 2015; $3,047 for 2016; $1,531 for 2017 and thereafter $4,507.
[2]	Related to the acquisition of franchise restaurants (Mexico, Brazil, Peru, Colombia and Chile) and non-controlling interests in subsidiaries (Ecuador and Chile).

Accrued Payroll And Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Payroll And Other Liabilities [Abstract]
Accrued payroll	$ 110,499	$ 100,254
Long-term incentive plan	8,843	20,490
Accrued expenses	17,908	20,029
Amnesty program	10,236	2,480
Other liabilities	3,204	3,468
Accrued payroll and other liabilities, Current	150,690	146,721
Long-term incentive plan	2,968	12,879
Amnesty program	20,210	25,972
Other liabilities	16,937	13,214
Accrued payroll and other liabilities, Non-current	$ 40,115	$ 52,065

Short-Term Debt (Details) (USD $)	0 Months Ended
	Apr. 03, 2012	Aug. 03, 2011 Bank Of America, N.A. [Member]	Dec. 31, 2012 Minimum [Member]
Amount of revolving credit facility		$ 50,000,000
Revolving credit facility maturity period		1 year
Debt instrument, basis spread on variable rate		2.50%
Debt to EBITDA ratio			250.00%
Borrowed revolving credit facility	$ 10,000,000

Long-Term Debt (Narrative) (Details)	12 Months Ended			0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 18, 2011 2019 Notes [Member] USD ($)	Oct. 02, 2009 2019 Notes [Member] USD ($)	Dec. 31, 2012 2019 Notes [Member] USD ($)	Dec. 31, 2011 2019 Notes [Member] USD ($)	Dec. 31, 2010 2019 Notes [Member] USD ($)	Oct. 31, 2009 2019 Notes [Member]	Apr. 24, 2012 2016 Notes [Member] USD ($)	Dec. 31, 2012 2016 Notes [Member] USD ($)	Dec. 31, 2011 2016 Notes [Member] USD ($)	Apr. 24, 2012 2016 Notes [Member] BRL	Jul. 13, 2011 2016 Notes [Member] BRL
Debt Instrument [Line Items]
Notes Payable						$ 306,798,000	$ 306,532,000				$ 331,859,000	$ 214,248,000		400,000,000
Percentage of long term debt purchase price									99.14%				102.53%
Long-term debt mature date	Oct 1, 2019										Jul 13, 2016
Long-term debt, fixed interest rate					7.50%									10.25%
Financing cost of issuance debt					8,928,000					3,699,000
Percentage of redeemed long term debt				31.42%
Outstanding principal amount of redeemed debt				141,400,000
Percentage of redemption price over book value				107.50%
Loss incurred from notes redemption				13,933,000			10,605,000
Accelerated amortization of deferred financing costs	1,314,000	3,316,000	979,000	2,319,000		610,000	3,067,000	979,000			704,000	250,000
Accelerated accretion of discount				1,009,000		266,000	1,335,000	387,000
Interest expense related to long-term debt						23,145,000	28,948,000	33,750,000			30,051,000	11,119,000
Other long-term borrowings	3,824,000	2,971,000
Principal amount of debt													275,000,000

Long-Term Debt (Schedule Of Long-Term Debt) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 2019 Notes [Member] USD ($)	Dec. 31, 2011 2019 Notes [Member] USD ($)	Dec. 31, 2012 2016 Notes [Member] USD ($)	Dec. 31, 2011 2016 Notes [Member] USD ($)	Jul. 13, 2011 2016 Notes [Member] BRL
Debt Instrument [Line Items]
Notes payable			$ 306,798	$ 306,532	$ 331,859	$ 214,248	400,000
Other long-term borrowings	3,824	2,971
Capital lease obligations	9,121	5,171
Long term debt and capital lease obligations	651,602	528,922
Current portion of long-term debt and capital lease obligations	1,634	2,971
Long-term debt and capital lease obligations, excluding current portion	649,968	525,951
Long term debt, expected future interest expense	$ 302,554

Long-Term Debt (Schedule Of Payments Related To Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2013, Principal	$ 1,633
2013, Interest	57,918
2013, Principal and Interest Total	59,551
2014, Principal	3,167
2014, Interest	57,722
2014, Principal and Interest Total	60,889
2015, Principal	2,707
2015, Interest	57,398
2015, Principal and Interest Total	60,105
2016, Principal	329,960
2016, Interest	57,219
2016, Principal and Interest Total	387,179
2017, Principal	443
2017, Interest	23,447
2017, Principal and Interest Total	23,890
Thereafter, Principal	312,645
Thereafter, Interest	48,850
Thereafter, Pincipal and Interest Total	361,495
Total payments, Principal	650,555
Total Interest	302,554
Long-term debt, Principal and future interest expense	953,109
Interest	(302,554)
Discount on 2019 Notes	(1,802)
Premium on 2016 Notes	2,849
Long term debt and capital lease obligations	$ 651,602	$ 528,922

Derivative Instruments (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 VEF	Dec. 31, 2011	Mar. 14, 2011	Jun. 30, 2010 VEF	May 31, 2010 VEF	Dec. 31, 2012 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Class A Shares Of Common Stock [Member]	Mar. 14, 2011 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] USD ($)	Dec. 31, 2010 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] USD ($)	Dec. 31, 2009 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] USD ($)	Dec. 31, 2009 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] BRL	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2010 Forward Contracts [Member] USD ($)	Sep. 02, 2011 Forward Contracts [Member] USD ($)	Sep. 02, 2011 Forward Contracts [Member] BRL	May 10, 2011 Forward Contracts [Member] USD ($)	May 10, 2011 Forward Contracts [Member] BRL	Dec. 31, 2012 Bond Swaps [Member] USD ($)	Dec. 31, 2011 Bond Swaps [Member] USD ($)	Dec. 31, 2010 Bond Swaps [Member] USD ($)	Dec. 31, 2009 Bond Swaps [Member] item	Dec. 10, 2009 Bond Swaps [Member]	Dec. 31, 2012 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] USD ($)	Aug. 20, 2012 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] Net Interest Expense [Member] USD ($)	Aug. 20, 2012 Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member] USD ($)	Dec. 31, 2012 Cross-Currency Interest Rate Swaps [Member] USD ($)	Apr. 24, 2012 Cross-Currency Interest Rate Swaps [Member] USD ($)	Dec. 31, 2009 2019 Notes [Member] Bond Swaps [Member] USD ($)	Apr. 24, 2012 2016 Notes [Member] Cross-Currency Interest Rate Swaps [Member] BRL	Dec. 31, 2012 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2011 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2011 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2010 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2010 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2012 Colombia [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Colombia [Member] Forward Contracts [Member] COP	Dec. 31, 2010 Colombia [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2010 Colombia [Member] Forward Contracts [Member] COP	Dec. 31, 2012 Peru [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Peru [Member] Forward Contracts [Member] PEN	Dec. 31, 2011 Peru [Member] Forward Contracts [Member] PEN	Dec. 31, 2010 Peru [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2010 Minimum [Member] Chile And Peru [Member] Forward Contracts [Member]	Dec. 31, 2012 Maximum [Member] Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member]
Percentage of hedged currency exposure from the agreement																								44.00%
Amount of foreign currency derivatives											$ 200,000	466,200				$ 40,000		$ 20,000														$ 37,433	$ 200,000	70,000
Weighted-average fixed rate of currency convert											10.13%	10.13%
Notional amount of derivative													200,000														31,290
Payment for forward contracts													1,579
Number of interest rate swap agreements																							2
Forward exchange rate																	1.6152						1.76													507.3		500.4		489.3		1,855.8		2,023.54		2.76	2.89
Fair value of interest swap payable																															3,666
Net gains (losses) from derivative instruments									(9,732)	(22,878)										(1,738)	1,464	(9,608)						(4,111)	(159)
Interest rate of derivative instrument																							9.08%									4.90%	7.50%	10.25%
Foreign currency exchange rate	4.3			5.3	6.96														1.7355
Foreign currency derivatives payable																					2,583
Net payment for derivative swaps									113,594	34,287										4,322	3,759
Net payments related to derivatives not designated as hedging instruments																						3,528
Amount of derivative bought under forward contract																																			11,435		11,878		8,521		8,226		9,732		3,600			3,052
Shares of common stock		209,529,412	241,882,966			129,529,412	129,529,412	145,129,780																						2,272,551
Appreciation (depreciation) receives (pays) plus dividends per share																														$ 13.77
Debt instrument, basis spread on variable rate																											3.30%
Amount of shares reduced quarterly																																																		1,000,000
Number of consecutive business days to take into account for the counterparty to terminate the swap agreement																										3 days
Threshold of stock price per share for counterparty to terminate agreement																										$ 7.57
Threshold of per day price decline percentage for counterparty to terminate agreement																									10.00%
Threshold of stock price per share any day for counterparty to terminate agreement																									$ 8.95
Derivatives not designated as hedging instrument liabilities at fair value																									3,952	3,952
Interest paid related to derivative instruments																										318
Recognized loss for settlement of derivative instrument														1,256	323
Percentage of hedged foreign currency																																			77.00%	77.00%	90.00%	90.00%			49.00%	49.00%	73.00%	73.00%	60.00%	60.00%			75.00%
Derivative instruments in hedges fair value of payable														48
Net payment to derivative instrument hedges													949	451	273
Unrealized gain (loss) on derivative hedges													(901)	131	(1,134)																(3,294)
Derivative instruments loss reclassified from AOCI into income																															2,152
Net interest collected for derivative instruments																															$ 372

Derivative Instruments (Schedule Of Derivative Instruments, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (7,618)		$ (2,631)
Derivatives Designated As Hedging Instruments [Member] | Accrued Payroll And Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(3,666)		(48)
Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member] | Accrued Payroll And Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value			(48)
Derivatives Designated As Hedging Instruments [Member] | Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(3,666)	[1]
Derivative fair value of current asset	1,731
Derivative fair value of non-current liability	5,397
Derivatives Not Designated As Hedging Instruments [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(3,952)		(2,583)
Derivatives Not Designated As Hedging Instruments [Member] | Bond Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value			(2,583)
Derivatives Not Designated As Hedging Instruments [Member] | Total Equity Return Swap [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (3,952)	[2]

[1]	Disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.
[2]	Disclosed in the consolidated balance sheet as a current liability.

Derivative Instruments (Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Cash Flow Hedging [Member]		Dec. 31, 2010 Cash Flow Hedging [Member]	Dec. 31, 2011 Forward Contracts [Member]	Dec. 31, 2012 Forward Contracts [Member] Cash Flow Hedging [Member]		Dec. 31, 2010 Forward Contracts [Member] Cash Flow Hedging [Member]	Dec. 31, 2012 Cross-Currency Interest Rate Swaps [Member] Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$ 131	$ (4,195)		$ (1,134)	$ 131	$ (901)		$ (1,134)	$ (3,294)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	451	3,101	[1]	273	451	949	[1]	273	2,152	[1]
Income (loss) adjustment to foreign exchange		(3,314)
Gain (loss) adjustment to net interest expense		$ 1,162

[1]	The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

Derivative Instruments (Schedule Of Derivative Instruments, Effect On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	$ (5,161)		$ (9,237)	$ (32,809)
Cross-Currency Interest Rate Swaps And Mirror Swaps [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments			(9,732)	(22,878)
Bond Swaps [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(1,738)	[1]	1,464	(9,608)
Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(4,270)	[2]
Forwards [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments			(1,256)	(323)
Others [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	847	[1]	287
General and Administrative Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(4,111)
Net Interest Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	$ (159)

[1]	These results are recorded within "Loss from derivative instruments" in the Company's consolidated statement of income.
[2]	A $4,111 loss is recorded within "General and administrative expenses" and a $159 loss within "Net interest expense" in the Company's consolidated statement of income.

Operating Lease Agreements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012 site	Dec. 31, 2011	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Number of locations the Company as lessee		1,966
Lease term for most restaurants				20 years	10 years
Timing of escalations				5 years
Lease term of aircraft operating lease agreement	8 years
Periodic payments for aircraft operating lease agreement	$ 690
Fixed amount of early purchase option	26,685
Cash deposit as collateral for obligations assumed under the agreement	$ 5,325	$ 5,325	$ 5,325

Operating Lease Agreements (Schedule Of Future Minimum Rental Payments For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
2013	$ 140,480
2014	131,971
2015	122,294
2016	111,660
2017	101,157
Thereafter	400,810
Total minimum payments	1,008,372
Restaurants [Member]
Property, Plant and Equipment [Line Items]
2013	133,183
2014	125,358
2015	116,120
2016	106,024
2017	95,574
Thereafter	389,302
Total minimum payments	965,561
Others [Member]
Property, Plant and Equipment [Line Items]
2013	7,297
2014	6,613
2015	6,174
2016	5,636
2017	5,583
Thereafter	11,508
Total minimum payments	$ 42,811

Operating Lease Agreements (Schedule Of Details Of Rent Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 184,471		$ 170,387		$ 135,158
Company Operated Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	140,014	[1]	129,135	[1]	100,986	[1]
Franchised Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 44,457	[2]	$ 41,252	[2]	$ 34,172	[2]

[1]	Included within the caption "Occupancy and other operating expenses" in the consolidated statements of income.
[2]	Included within the caption "Franchised restaurants - occupancy expenses" in the consolidated statements of income.

Operating Lease Agreements (Schedule Of Rent Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Lease Agreements [Abstract]
Minimum rentals	$ 117,006	$ 121,533	$ 98,307
Contingent rentals based on sales	67,465	48,854	36,851
Total rent expense	$ 184,471	$ 170,387	$ 135,158

Franchise Arrangements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Property And Equipment Under Franchise Arrangements [Member]	Dec. 31, 2011 Property And Equipment Under Franchise Arrangements [Member]	Dec. 31, 2012 Initial Franchise Fee [Member]
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life					20 years
Property and equipment, net	$ 1,176,350	$ 1,023,180	$ 211,139	$ 184,199
Land			63,839	63,699
Total accumulated depreciation	$ 281,111	$ 204,572

Franchise Arrangements (Schedule Of Revenues From Franchised Restaurants) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Franchise Arrangements [Abstract]
Rent	$ 161,591		$ 152,380		$ 122,448
Initial fees	780	[1]	514	[1]	660	[1]
Royalty fees	652	[2]	627	[2]	544	[2]
Total	163,023		153,521		123,652
Initial fees paid to McDonald's Corporation	882		518		595
Royalty fees paid to McDonald's Corporation	$ 65,756		$ 60,261		$ 49,562

[1]	Disclosed net of initial fees paid to McDonald's Corporation for $882, $518 and $595 in 2012, 2011 and 2010, respectively.
[2]	Disclosed net of royalties fees paid to McDonald's Corporation for $65,756, $60,261 and $49,562 in 2012, 2011 and 2010, respectively.

Franchise Arrangements (Schedule Of Future Minimum Rent Payments Under Franchised Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Franchise Arrangements [Line Items]
2013	$ 37,662
2014	34,928
2015	33,527
2016	31,950
2017	29,495
Thereafter	152,498
Total	320,060
Owned Sites [Member]
Franchise Arrangements [Line Items]
2013	9,799
2014	9,261
2015	8,853
2016	8,631
2017	8,248
Thereafter	45,955
Total	90,747
Leased Sites [Member]
Franchise Arrangements [Line Items]
2013	27,863
2014	25,667
2015	24,674
2016	23,319
2017	21,247
Thereafter	106,543
Total	$ 229,313

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current deferred tax assets	$ 22,178,000	$ 36,713,000
Non-current deferred tax assets	133,708,000	142,848,000
Non-current deferred tax liabilities	9,007,000	4,650,000
Temporary differences related to investments in foreign subsidiaries	134,600,000
Gross unrecognized tax benefits	1,554,000	6,088,000
Unrecognized tax benefits decreased amount	$ 4,614,000

Income Taxes (Schedule Of Statutory Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Statutory tax rate	35.20%	[1]	32.35%	[1]	36.87%	[1]
Puerto Rico [Member]
Statutory tax rate	20.00%		30.00%		39.00%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St Thomas, Aruba And Curacao [Member]
Statutory tax rate	35.00%		35.00%		35.00%
Brazil And Venezuela [Member]
Statutory tax rate	34.00%		34.00%		34.00%
Colombia [Member]
Statutory tax rate	33.00%		33.00%		33.00%
Costa Rica, Peru And Mexico [Member]
Statutory tax rate	30.00%		30.00%		30.00%
Panama [Member]
Statutory tax rate	25.00%		25.00%		27.50%
Uraguay And Trinidad And Tobago [Member]
Statutory tax rate	25.00%		25.00%		25.00%
Ecuador [Member]
Statutory tax rate	23.00%		24.00%		25.00%
Chile [Member]
Statutory tax rate	20.00%		20.00%		17.00%

[1]	Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current income tax expense	$ 32,147	$ 47,485	$ 64,551
Deferred income tax expense (benefit)	14,228	(2,882)	(61,101)
Income tax expense	$ 46,375	$ 44,603	$ 3,450

Income Taxes (Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate) (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pre-tax income		$ 160,963,000		$ 160,403,000		$ 109,742,000
Weighted-average statutory income tax rate		35.20%	[1]	32.35%	[1]	36.87%	[1]
Income tax expense at weighted-average statutory tax rate		56,659,000		51,890,000		40,462,000
Change in valuation allowance		(7,660,000)		(20,962,000)		(91,416,000)
Non-deductible expenses		22,258,000		28,783,000		31,575,000
Withholding income taxes on intercompany transactions		3,437,000		9,038,000		8,233,000
Loss on amnesty program						8,681,000
Tax inflation adjustment		(10,983,000)		(3,471,000)		(3,994,000)
Expiration of tax loss carryforwards		1,017,000		1,298,000		6,071,000
Others		436,000		(333,000)		3,838,000
Income Tax Expense (Benefit), Total		46,375,000		44,603,000		3,450,000
Tax deductible goodwill	310,000,000
Tax deductible goodwill, amortization period	60 months
Brazil [Member]
Tax deductible goodwill		$ (18,789,000)	[2]	$ (21,640,000)	[2]

[1]	Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
[2]	In November 2010, the Company completed the corporate reorganization of its companies in Brazil that was commenced on December 29, 2008. Among other corporate synergies, the reorganization resulted in contribution of the shares of the Brazilian operating entities to a new holding company and generated a tax deductible goodwill amounting to $310 million. The goodwill is deductible in Brazil for income tax purposes through its amortization in a period of 60 months starting in December 2010 following the merger of the Brazilian entities. The Company did not recognize any deferred tax asset for this benefit following the exemption in ASC 740-10-25-3.e. applicable to intercompany transfers. Therefore, the tax benefit is being recognized when realized on the tax return and applied to reduce income tax expenses.

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Abstract]
Tax loss carryforwards	$ 267,826	[1]	$ 273,344	[1]
Purchase price allocation adjustment	92,715		105,457
Property and equipment - tax inflation adjustment	39,290		31,749
Other accrued payroll and other liabilities	15,452		30,551
Share-based compensation programs	9,679	[2]	12,450	[2]
Provision for contingencies	9,447		11,905
Other deferred tax assets	20,185		18,015
Property and equipment - difference in depreciation rates	(54,383)		(61,411)
Other deferred tax liabilities	(16,769)	[2]	(23,374)	[2]
Valuation allowance	236,563	[3]	223,775	[3]
Net deferred tax asset	146,879		174,911
Fiscal year 2013	10,241
Fiscal year 2014	2,712
Fiscal year 2015	4,458
Fiscal year 2016	1,768
Fiscal year 2017	51,397
Thereafter	333,639
Without expiration terms	555,588
Accumulated operating tax loss carryforwards	$ 959,803

[1]	As of December 31, 2012, the Company and its subsidiaries had accumulated operating tax loss carryforwards amounting to $959,803. These operating tax loss carryforwards expire as follows: 2012 Fiscal year 2013 $ 10,241 Fiscal year 2014 2,712 Fiscal year 2015 4,458 Fiscal year 2016 1,768 Fiscal year 2017 51,397 Thereafter 333,639 Without expiration terms 555,588 $ 959,803
[2]	Primarily related to intangible assets and foreign currency exchange gains.
[3]	In assessing the realizability of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

Share-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Apr. 14, 2011	Dec. 31, 2012 IPO [Member]	Dec. 31, 2011 IPO [Member]	Dec. 31, 2012 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 2011 Equity Incentive Plan [Member]	Apr. 14, 2011 Stock Options [Member] IPO [Member]	Apr. 14, 2011 Stock Options [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Stock Options [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Stock Options [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Apr. 14, 2011 Restricted Stock Units (RSUs) [Member] IPO [Member]	Apr. 14, 2011 Restricted Stock Units (RSUs) [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2008 Chief Executive Officer [Member]	Apr. 14, 2011 Chief Executive Officer [Member] IPO [Member]	Dec. 31, 2012 Executive Officer [Member] Stock Options [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Executive Officer [Member] Restricted Stock Units (RSUs) [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Second Anniversary Of Grant Date [Member]	Apr. 14, 2011 Second Anniversary Of Grant Date [Member] IPO [Member]	Dec. 31, 2012 Second Anniversary Of Grant Date [Member] 2011 Equity Incentive Plan [Member]	Apr. 14, 2011 Second Anniversary Of Grant Date [Member] 2011 Equity Incentive Plan [Member]	Apr. 14, 2011 Third Anniversary Of Grant Date [Member] IPO [Member]	Apr. 14, 2011 Fourth Anniversary Of Grant Date [Member] IPO [Member]	Dec. 31, 2012 Three Years Following The Grant Date [Member]	Dec. 31, 2012 Three Years Following The Grant Date [Member] 2011 Equity Incentive Plan [Member]	Apr. 14, 2011 Three Years Following The Grant Date [Member] 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period to vest award	5 years																																3 years
Award vesting percentage																							25.00%				40.00%	33.00%	40.00%	40.00%	33.00%	33.00%	20.00%	20.00%	20.00%
Percentage of amount authorized under the plan to Company's fair market value																							1.00%
Price per share used to determine fair value of awards	$ 11.96	[1]	$ 20.53	[1]	$ 16.5				$ 14.35	$ 21.2
Share-based compensation expense	$ (15,746)		$ 19,295		$ 20,159		$ 7,997	$ 5,703	$ 12,900	$ 8,202										$ 0	$ 2,214	$ 16,392
Amount paid as a result of the settlement of the award right granted																								34,000
Incremental compensation expense related to remeasuring of accrued liability			10,526		15,576
Initial quoted market price			$ 21
Share-based compensation related income tax benefits	(4,905)		4,436		5,147				2,807	1,690
Share-based compensation, award vesting period																							4 years
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan										2.50%
Share-based compensation, award granted in period, shares											782,137	833,388				1,046,459	231,455								584,587	211,169
Common stock strike price						$ 21.2			$ 14.35
Value of stock options and restricted stock granted during period													3,051	10,435				3,030	21,488
Remaining unrecognized compensation expense									16,901
Accrued payroll and other liabilities, current	150,690		146,721												7,936
Accrued payroll and other liabilities, non-current	$ 2,968
Requisite service period of unrecognized compensation expense	2 years								3 years 1 month 6 days
Expected volatility of stock options	37.30%	[2]	38.00%	[2]					48.00%	28.60%
Dividend yield rate of stock options	2.00%		1.20%						1.70%	1.13%
Risk free interest rate of stock options	0.40%		0.80%						0.80%	3.35%

[1]	Equal to the quoted market price per share at the end of the year.
[2]	Based on implied volatility of the Company's class A shares.

Share-Based Compensation (Schedule Of Valuation Assumptions Due) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Current price	$ 11.96	[1]	$ 20.53	[1]	$ 16.5
Outstanding, Weighted-average base value	$ 6.22	[2]	$ 5.82	[2]	$ 5.54	$ 5.39
Expected volatility	37.30%	[3]	38.00%	[3]
Dividend yield	2.00%		1.20%
Risk-free interest rate	0.40%		0.80%

[1]	Equal to the quoted market price per share at the end of the year.
[2]	As adjusted as a result of the stock split discussed in Note 22.
[3]	Based on implied volatility of the Company's class A shares.

Share-Based Compensation (Summary Of Plan Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share-Based Compensation [Abstract]
Number of units outstanding, Total	2,129,221	[1]	2,923,582		3,534,414		2,375,958
Granted, Units					1,368,018
Exercised, Units	(696,067)	[2]	(525,017)	[3]	(27,214)	[4]
Forfeited, Units	(98,294)	[3]	(85,815)		(182,348)
Exercisable, Units	900,608
Outstanding, Weighted-average base value	$ 6.22	[5]	$ 5.82	[5]	$ 5.54		$ 5.39
Granted, Weighted-average base value					$ 5.88
Exercised, Weighted-average base value	$ 4.61	[2]	$ 5.19	[3]	$ 4.27	[4]
Forfeited, Weighted-average base value	$ 5.62	[3]	$ 5.02		$ 6.29
Exercisable, Weighted-average base value	$ 6.53
Outstanding, Weighted-average fair value	$ 5.79		$ 14.44		$ 10.94
Exercisable, Weighted-average fair value	$ 5.52
Cash used to settle exercised CAD awards	$ 5,811		$ 9,841		$ 97
Current payable related to exercises	$ 907

[1]	As adjusted as a result of the stock split discussed in Note 22.
[2]	The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintains a current payable of $907 related to these exercises that is disclosed within "accrued payroll and other liabilities" in the Company's balance sheet.
[3]	The total amount paid for these exercises was $9,841
[4]	The total amount paid for these exercises was $97.
[5]	As adjusted as a result of the stock split discussed in Note 22.

Share-Based Compensation (Summary Of Vested And Nonvested Awards) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Number of units outstanding, Vested	900,608	[1],[2]
Weighted-average fair value per unit, Vested	$ 5.52	[1]
Total fair value of the plan, Vested	$ 4,973	[1]
Weighted-average accumulated percentage of service, Vested	100.00%	[1]
Accrued liability, Vested	4,973	[1],[3]
Number of units outstanding, Non-vested	1,228,613	[2],[4]
Weighted-average fair market value per unit, Non-vested	$ 5.99	[4]
Total fair value of the plan, Non-vested	7,356	[4]
Weighted-average accumulated percentage of service, Non-vested	80.62%	[4]
Accrued liability, Non-vested	5,931	[3],[4]
Compensation expense not yet recognized, Non-vested	1,425	[4],[5]
Number of units outstanding, Total	2,129,221	[2]	2,923,582	3,534,414	2,375,958
Weighted-average fair market value per unit, Total	$ 5.79
Total fair value of the plan, Total	12,329
Weighted-average accumulated percentage of service, Total	88.44%
Accrued liability, Total	10,904	[3]
Compensation expense not yet recognized, Total	$ 1,425	[5]
Weighted-average period of stock options recognized	2 years

[1]	Related to exercisable awards.
[2]	As adjusted as a result of the stock split discussed in Note 22.
[3]	The total accrued liability of $10,904 related to outstanding units is disclosed within "Accrued payroll and other liabilities" in the Company's balance sheet as follows: $7,936 as a current liability and $2,968 as a non-current liability.
[4]	Related to awards that will vest between fiscal years 2013 and 2015.
[5]	Expected to be recognized in a weighted-average period of 2 years.

Commitments And Contingencies (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2008	Jan. 31, 2007	Dec. 31, 2012 mi item	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Percentage of gross sales of restaurants			5.00%
Period of time of franchise agreement			3 years
Aggregate amount that Company must reinvest			$ 60,000,000
Minimum number of new restaurants			250
Aggregate drawing amount of letters of credit			80,000,000
Provision of contingencies, before judicial deposits			27,818,000	71,888,000
Judicial deposits			7,219,000 [1]	6,852,000	[1]
Provision for contingencies			20,599,000	65,036,000
Provision for contingencies, current			507,000
Provision for contingencies, noncurrent			20,092,000
Damage sought	66,700,000	11,000,000
Judicial deposits- Number of miles radius of franchise restaurant			3
Amount of provision for contingencies covered by indemnification agreement			$ 5,707,000

[1]	Judicial deposits. It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil. During fiscal years 2012, 2011 and 2010, there were a net increase (decrease) amounting to $367, $(20,521) and $8,643, respectively; including foreign currency translation for $(671), $(3,911) and $1,331, respectively.

Commitments And Contingencies (Schedule Of Provision For Contingencies) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2012 item	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Tax contingencies in Brazil		$ 4,011	[1]	$ 42,011	[1]
Labor contingencies in Brazil		14,256	[2]	19,646	[2]
Other		9,551	[3]	10,231	[3]
Subtotal		27,818		71,888
Judicial deposits		(7,219)	[4]	(6,852)	[4]
Provision for contingencies		20,599		65,036
Tax contingencies, accruals		3,770		19,626		54,079
Tax contingencies, currency translation adjustment		(2,327)		(5,218)		(568)
Tax contingencies, increase (decrease) affected by amnesty program						(76,954)
Reduction of tax contingencies accruals				14,790
Settlements for tax contingencies accruals		11,473		8,255
Number of monthly installments for amnesty program	18
Amount reclassified to balance sheet	28,428
Additional amount reclassified to balance sheet		458
Loss contingencies recorded in non-operating expenses						22,476
Loss contingencies recorded in other operating expenses						3,056
Labor contingencies in Brazil accruals		10,751		8,211		17,767
Labor contingencies in Brazil currency translation adjustment		(930)		(2,240)		1,587
Labor contingencies in Brazil settlement		15,211		19,781		12,561
Provision for contingencies, other contingencies accruals		1,251		4,508		2,992
Provision for contingencies, Other contingencies , currency translation adjustment		(1,195)		(1,026)		141
Provision for contingencies, other contingencies settlements		736		867		424
Provision for contingencies, judicial deposit net increase (decrease) amount		367		(20,521)		8,643
Provision for contingencies, judicial deposit foreign currency translation		$ (671)		$ (3,911)		$ 1,331
Brazil [Member]
Percentage of interests added into principal		50.00%

[1]	(i) Tax contingencies in Brazil. In 2012 it mainly relates to tax on bank account transactions (CPMF), abolished in 2007. In 2011 it was mainly related to VAT special treatment for restaurants in Rio de Janeiro and taxes over the royalty payments. During fiscal year 2010, the Company recorded an accrual of $54,079, primarily related to the decision to negotiate the settlement of past claims related to VAT special treatment for restaurants in Rio de Janeiro (previously considered not probable) together with a new regime resolving this matter going forward; and a currency translation adjustment amounting to $(568). In addition, there was a reduction amounting to $76,954 in connection with the amnesty program discussed below. During fiscal year 2011, the Company recorded an accrual of $19,626, primarily related to a modification in the fiscal authorities' interpretation regarding taxes impacting royalty payments; a reduction in the accrual of $14,790, corresponding to downwards revisions of the estimated settlement amounts of several claims (including VAT special treatment for restaurants in Rio de Janeiro) based on the opinion of the Company's legal advisors; and a currency translation adjustment amounting to $(5,218). In addition, the Company made settlements totaling $8,255. During fiscal year 2012, the Company settled the contingency over royalty payments, paying $11,473 in cash. In addition, the Company entered into an amnesty program to settle the contingency related to VAT special treatment for restaurants in Rio de Janeiro in 18 equal monthly installments, commencing in May 2012, pursuant to which the Company reclassified $28,428 to "Accrued payroll and other liabilities" in the consolidated balance sheet. During fiscal year 2012, the Company also recorded an accrual of $3,770 and a currency translation adjustment amounting to $(2,327). In addition, during fiscal year 2012 there was an increase of $458 as a result of certain balance sheet reclassifications. Regarding tax contingencies in Brazil, at the end of fiscal year 2010 the Company decided to enter into an amnesty program. The Company agreed with McDonald's Corporation to include in the amnesty plan most of the contingencies indemnified by them using tax loss carryforwards to settle interests and to receive a cash payment equal to the principal plus 50% of the interests. As a result of this agreement, in fiscal year 2010 the Company recorded a loss amounting to $22,476 within "Non-operating expenses" in the consolidated statement of income. The Company recorded an additional loss amounting to $3,056 within "Other operating expenses, net" in connection with contingencies not indemnified by McDonald's Corporation but also included in the amnesty program. The liability related to the amnesty program is included within "Accrued payroll and other liabilities".
[2]	Labor contingencies in Brazil. It primarily relates to dismissals in the normal course of business. During fiscal years 2012, 2011 and 2010, the Company recorded accruals of $10,751, $8,211 and $17,767, respectively, primarily related to new dismissal claims and to increases on estimated future costs of outstanding claims; and a currency translation adjustment amounting to $(930), $(2,240) and $1,587, respectively. In addition, the Company made settlements totaling $15,211, $19,781 and $12,561, respectively.
[3]	Other contingencies. It mainly relates to tax and labor contingencies in other countries. During fiscal years 2012, 2011 and 2010, the Company recorded accruals of $1,251, $4,508 and $2,992, respectively; and a currency translation adjustment amounting $(1,195), $(1,026) and $141, respectively. In addition, the Company made settlements totaling $736, $867 and $424, respectively.
[4]	Judicial deposits. It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil. During fiscal years 2012, 2011 and 2010, there were a net increase (decrease) amounting to $367, $(20,521) and $8,643, respectively; including foreign currency translation for $(671), $(3,911) and $1,331, respectively.

Disclosures About Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Disclosures About Fair Value Of Financial Instruments [Abstract]
Fair value of debt	$ 724,132
Carrying amount of debt	$ 652,170

Disclosures About Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 80,396
Cross-currency interest rate swap	1,731
Total Assets	82,127
Cross-currency interest rate swap	5,397
Total equity return swap	3,952
Long-term incentive plan	11,811
Total Liabilities	21,160
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	80,396
Total Assets	80,396
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swap	1,731
Total Assets	1,731
Cross-currency interest rate swap	5,397
Total equity return swap	3,952
Long-term incentive plan	11,811
Total Liabilities	$ 21,160

Segment And Geographic Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011
Segment And Geographic Information [Abstract]
Number of reportable segments	4
Property and equipment	$ 1,176,350	$ 1,023,180

Segment And Geographic Information (Profit Or Loss And Assets For Reportable Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 3,797,394		$ 3,657,649		$ 3,018,118
Total Adjusted EBITDA	340,561		339,788		299,114
Depreciation, Depletion and Amortization, Nonproduction	92,328		68,971		60,585
Depreciation and amortization	92,328		68,971		60,585
Depreciation and amortization	(92,328)		(68,971)		(60,585)
Compensation expense related to the award right granted to our CEO			(2,214)		(16,392)
Gains from sale of property and equipment	3,328		7,123		5,299
Write off of property and equipment	(4,259)		(3,570)		(2,635)
Impairment of long-lived assets	(1,982)		(1,715)		(4,668)
Impairment of goodwill	(683)		(2,077)
Incremental compensation expense related to ADBV long-term incentive plan			(10,526)		(15,576)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	(7,997)		(5,703)
Cash bonus related to the initial public offering			(1,382)
Operating income	236,640		250,753		204,557
Net interest expense	(54,247)		(60,749)		(41,613)
Loss from derivative instruments	(891)		(9,237)		(32,809)
Foreign currency exchange results	(18,420)		(23,926)		3,237
Other non-operating (expenses) income, net	(2,119)		3,562		(23,630)
Income tax expense	(46,375)		(44,603)		(3,450)
Less: Net income attributable to non-controlling interests	(256)		(271)		(271)
Net income attributable to Arcos Dorados Holdings Inc	114,332		115,529		106,021
Property and equipment expenditures	294,478		319,859		175,669
Total assets	2,049,163		1,875,406		2,049,163
Brazil [Member]
Segment Reporting Information [Line Items]
Total revenues	1,797,556		1,890,824		1,595,571
Total Adjusted EBITDA	240,954		289,462		250,606
Depreciation, Depletion and Amortization, Nonproduction	47,659		44,503		43,927
Depreciation and amortization	47,659		44,503		43,927
Depreciation and amortization	(47,659)		(44,503)		(43,927)
Property and equipment expenditures	133,734		142,111		70,017
Total assets			992,832		921,003
Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total revenues	273,467		267,701		260,617
Total Adjusted EBITDA	12,345		9,493		23,556
Depreciation, Depletion and Amortization, Nonproduction	14,044		11,982		11,733
Depreciation and amortization	14,044		11,982		11,733
Depreciation and amortization	(14,044)		(11,982)		(11,733)
Property and equipment expenditures	25,316		36,103		10,951
Total assets			259,633		264,527
NOLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	384,041		355,265		305,017
Total Adjusted EBITDA	26,738		19,551		15,400
Depreciation, Depletion and Amortization, Nonproduction	26,628		25,670		23,197
Depreciation and amortization	26,628		25,670		23,197
Depreciation and amortization	(26,628)		(25,670)		(23,197)
Property and equipment expenditures	36,759		48,914		36,832
Total assets			381,840		419,545
SLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	1,342,330		1,143,859		856,913
Total Adjusted EBITDA	150,520		121,475		83,998
Depreciation, Depletion and Amortization, Nonproduction	30,987		24,070		20,343
Depreciation and amortization	30,987		24,070		20,343
Depreciation and amortization	(30,987)		(24,070)		(20,343)
Property and equipment expenditures	96,328		90,150		53,602
Total assets			513,909		667,366
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	430,557		439,981		373,560
Depreciation, Depletion and Amortization, Nonproduction	119,318		106,225		99,200
Depreciation and amortization	119,318		106,225		99,200
Depreciation and amortization	(119,318)		(106,225)		(99,200)
Total assets			2,148,214		2,272,441
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	(89,996)	[1]	(100,193)	[1]	(74,446)	[1]
Depreciation, Depletion and Amortization, Nonproduction	7,279	[1]	6,536	[1]	6,048	[1]
Depreciation and amortization	7,279	[1]	6,536	[1]	6,048	[1]
Depreciation and amortization	(7,279)	[1]	(6,536)	[1]	(6,048)	[1]
Property and equipment expenditures	2,341		2,581		4,267
Total assets			98,451	[1]	109,636	[1]
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	(34,269)	[2]	(43,790)	[2]	(44,663)	[2]
Depreciation and amortization	(34,269)	[2]	(43,790)	[2]	(44,663)	[2]
Depreciation and amortization	34,269	[2]	43,790	[2]	44,663	[2]
Total assets			$ (371,259)	[2]	$ (332,914)	[2]

[1]	Primarily relates to corporate general and administrative expenses and assets as well as the results and assets of the Company's operating distribution centers until March 16, 2011 (see Note 23 for details of the split-off). Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, collateral deposits and guarantee deposits.
[2]	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

Venezuelan Operations (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2013 VEF	Dec. 31, 2012 USD ($)	Dec. 31, 2012 VEF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 VEF	Dec. 31, 2010 USD ($)	Dec. 31, 2010 VEF	Jun. 30, 2010 VEF	May 31, 2010 VEF
Venezuelan Operations [Abstract]
Foreign currency exchange rate			4.3					5.3	6.96
Revenue from Venezuelan operations		$ 349,570		$ 278,639		$ 184,657
Operating income from Venezuelan operations		45,164		31,789		18,699
Promissory note	41,000	13,189	119,700	5,535	50,000	2,409	20,000
Currency exchange loss		$ 9,382		$ 3,899		$ 1,364

Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended					0 Months Ended								0 Months Ended
	Mar. 16, 2011	Mar. 14, 2011 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 16, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Apr. 14, 2011 Class A Shares Of Common Stock [Member]	Mar. 16, 2011 Class A Shares Of Common Stock [Member]	Dec. 31, 2012 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Class A Shares Of Common Stock [Member]	Mar. 14, 2011 Class A Shares Of Common Stock [Member]	Dec. 31, 2010 Class A Shares Of Common Stock [Member]	Mar. 16, 2011 Class A Shares Of Common Stock [Member] Maximum [Member]	Dec. 31, 2010 Class A Shares Of Common Stock [Member] Maximum [Member]	Mar. 16, 2011 Class B Shares Of Common Stock [Member]	Dec. 31, 2012 Class B Shares Of Common Stock [Member]	Dec. 31, 2011 Class B Shares Of Common Stock [Member]	Mar. 14, 2011 Class B Shares Of Common Stock [Member]	Dec. 31, 2010 Class B Shares Of Common Stock [Member]	Mar. 16, 2011 Class B Shares Of Common Stock [Member] Maximum [Member]	Dec. 31, 2010 Class B Shares Of Common Stock [Member] Maximum [Member]
Common stock, shares authorized						500,000,000	400,000			420,000,000	420,000,000			420,000,000	240,000		80,000,000	80,000,000			80,000,000	160,000
Common stock, par value					$ 1,000
Common stock, shares issued		241,882,966	209,529,412					9,529,412		129,529,412	129,529,412	145,129,780	234,000				80,000,000	80,000,000	96,753,186	156,000
Common stock, shares outstanding		241,882,966		209,529,412						129,529,412	129,529,412	145,129,780					80,000,000	80,000,000	96,753,186
Proceeds from issuance of common stock					$ 377,546			$ 152,281
Stock split denominator amount		620.21
Shares of stock distributed with stock split		241,492,966
Stock redemption, shares	41,882,966								25,129,780							16,753,186
Stock issuance price per share								$ 17
Number of votes per share										1							5
Common stock dividends declared			$ 50,036	$ 50,027	$ 40,000

Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of period	$ (148,389)
Current - period other comprehensive income	(10,411)	(50,244)	29,066
Balance at end of period	(158,821)	(148,389)
Total Accumulated Other Comprehensive Income (Loss) [Member]
Balance at beginning of period	(148,389)	(98,664)	(127,789)
Current - period other comprehensive income	(10,432)	(49,725)	29,125
Balance at end of period	(158,821)	(148,389)	(98,664)
Foreign Currency Translation [Member]
Balance at beginning of period	(148,342)	(98,035)	(128,021)
Current - period other comprehensive income	(8,125)	(50,307)	29,986
Balance at end of period	(156,467)	(148,342)	(98,035)
Unrealized Results On Cash Flow Hedges [Member]
Balance at beginning of period	(47)	(629)	232
Current - period other comprehensive income	(1,094)	582	(861)
Balance at end of period	(1,141)	(47)	(629)
Unrecognized Prior Service Cost Of Post-employment benefits [Member]
Current - period other comprehensive income	(1,213)
Balance at end of period	$ (1,213)

Split-Off Of Axis Business (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
Mar. 16, 2011
Stock redemption, shares	41,882,966
Class A Shares Of Common Stock [Member]
Stock redemption, shares	25,129,780
Class B Shares Of Common Stock [Member]
Stock redemption, shares	16,753,186
Axis Business [Member]
Shareholders equity interests net book value	15,428
Amount of equity contribution	29,830

Split-Off Of Axis Business (Schedule of supplemental information of net assets after split-off) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 184,851	$ 176,301	$ 208,099	$ 167,975
Other receivables	131,747	66,605
Inventories	54,824	50,729
Property and equipment, net	1,176,350	1,023,180
Axis Business [Member]
Cash and cash equivalents		35,425
Other receivables		33,506
Inventories		27,686
Prepaid expenses and other current assets		3,211
Property and equipment, net		10,190
Deferred income taxes		4,225
Accounts payable		(53,868)
Income taxes payable		(1,181)
Other taxes payable		(2,148)
Accrued payroll and other liabilities		(8,479)
Intercompany payable		(3,309)
Net book value		$ 45,258

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						24 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 114,332		$ 115,529		$ 106,021
Weighted-average number of common shares outstanding - Basic	209,529,412		215,420,271		241,882,966
Incremental shares from assumed exercise of stock options		[1]		[1]		[1]
Incremental shares from vesting of restricted stock units	248,646		126,184
Weighted-average number of common shares outstanding - Diluted	209,778,058		215,546,455		241,882,966
Basic net income per common share attributable to Arcos Dorados Holdings Inc	$ 0.55		$ 0.54		$ 0.44
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.55		$ 0.54		$ 0.44
Anti-dilutive common shares	584,587						1,879,847
Anti-dilutive shares, price per share	$ 14.35						$ 21.2

[1]	Options to purchase 1,879,847 shares of common stock at $21.20 per share were outstanding during fiscal years 2012 and 2011; options to purchase 584,587 shares of common stock at $14.35 per share were outstanding during fiscal year 2012. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.

Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 09, 2011
Related Party Transaction [Line Items]
Letter of credit, maximum borrowing capacity	$ 80,000,000
Revolving loan maturity date	Oct 1, 2019
Guarantee deposits	2,292,000	16,100,000
Credit Suisse [Member]
Related Party Transaction [Line Items]
Letter of credit, maximum borrowing capacity	65,000,000
Ownership percentage	49.00%
Axis Business [Member]
Related Party Transaction [Line Items]
Revolving loan, related parties	7,000,000		12,000,000
Debt instrument, basis spread on variable rate			6.00%
Revolving loan maturity date	Nov 7, 2016
Guarantee deposits	2,292,000	16,100,000
Other receivables, related party	73,664,000	5,538,000
Accounts payable, related party	5,514,000	15,311,000
Lacoop, A.C. And Lacoop II, S. C. [Member]
Related Party Transaction [Line Items]
Notes receivable, related party	5,123,000
Other receivables, related party	2,763,000
Accounts payable, related party	$ 2,689,000

Related Party Transactions (Summary Of Related Party Outstanding Balances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Miscellaneous	$ 59,304	$ 44,879
Axis Business [Member]
Related Party Transaction [Line Items]
Inventories		1,436
Prepaid expenses and other current assets		7,150
Accounts and notes receivable	1,999	2,497
Other receivables	73,664	5,538
Accounts payable	$ 5,514	$ 15,311

Related Party Transactions (Summary Of Related Party Transactions) (Details) (Axis Business [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Axis Business [Member]
Related Party Transaction [Line Items]
Food and paper	$ 321,413	[1]	$ 320,020	[1],[2]
Occupancy and other operating expenses	9,795		10,970	[2]
Other operating income	1,480
Logistics service fees from related party	41,853		26,628
Suppliers purchase expense related party	$ 279,560		$ 293,392

[1]	Includes $41,853 of logistics service fees and $279,560 of suppliers purchases managed through Axis for fiscal year ended December 31, 2012; and $26,628 and $293,392, respectively, for fiscal year ended December 31, 2011.
[2]	Includes nine months of operations as a result of the Split-off described in Note 23.

Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at beginning of period	$ 295,201		$ 289,323		$ 391,832
Additions	18,420	[1]	55,800	[1]	68,011	[1]
Deductions	(65,071)	[2]	(69,621)	[2]	(183,539)	[2]
Translation	12,635		19,699		13,019
Balance at end of period	261,185		295,201		289,323
Valuation allowances addition related to accrual	15,897		32,345		74,838
Valuation allowances addition related to balance sheet reclassifications	458
Valuation allowances related to judicial deposits decrease			21,524
Valuation allowances related to change in amnesty program					7,764
Valuation allowances deductions related to amnesty program	28,428
Valuation allowances deductions related to settlement	27,420
Valuation allowances deductions related to reclassification	1,163
Valuation allowances deductions related to settlements and judicial deposits increase			4,914
Allowance for Doubtful Accounts [Member]
Balance at beginning of period	6,390		4,794		6,125
Additions	2,065	[1]	1,931	[1]	937	[1]
Deductions	(4,682)	[2]	(52)	[2]	(2,636)	[2]
Translation	250		(283)		368
Balance at end of period	4,023		6,390		4,794
Valuation Allowance of Deferred Tax Assets [Member]
Balance at beginning of period	223,775		220,182		298,776
Deductions	(3,378)	[2]	(20,962)	[2]	(91,416)	[2]
Translation	16,166		24,555		12,822
Balance at end of period	236,563		223,775		220,182
Provision For Contingencies [Member]
Balance at beginning of period	65,036		64,347		86,931
Additions	16,355	[1]	53,869	[1]	67,074	[1]
Deductions	(57,011)	[2]	(48,607)	[2]	(89,487)	[2]
Translation	(3,781)		(4,573)		(171)
Balance at end of period	$ 20,599		$ 65,036		$ 64,347

[1]	(i) Additions in provision for contingencies are explained as follows: Fiscal year 2012 - Relate to the accrual of $15,897, and to certain balance sheet reclassifications amounting to $458. See Note 17 for details. Fiscal year 2011 - Relate to the accrual of $32,345 and to a decrease in judicial deposits for $21,524 as disclosed in Note 17. Fiscal year 2010 - Relate to the accrual of $74,838, which was offset by $7,764 mainly related to the change in the balance of contingencies included in the amnesty program. See Note 17 for details.
[2]	Deductions in valuation allowance in deferred tax assets are charged to income tax expenses.

Subsequent Events (Details)	1 Months Ended	12 Months Ended								1 Months Ended	3 Months Ended			0 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended			5 Months Ended	8 Months Ended	11 Months Ended	10 Months Ended
	Feb. 28, 2013 VEF	Dec. 31, 2012 USD ($)	Dec. 31, 2012 VEF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 VEF	Dec. 31, 2010 USD ($)	Dec. 31, 2010 VEF	Jun. 30, 2010 VEF	May 31, 2010 VEF	Feb. 28, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] VEF	Feb. 08, 2013 Subsequent Event [Member] VEF	Jan. 10, 2013 2016 Notes [Member] Subsequent Event [Member] USD ($)	May 10, 2011 Forward Contracts [Member] BRL	Feb. 28, 2013 Colombia [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2013 Colombia [Member] Subsequent Event [Member] COP	Dec. 31, 2012 Colombia [Member] Forward Contracts [Member]	Dec. 31, 2010 Colombia [Member] Forward Contracts [Member]	Feb. 28, 2013 Chile [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2013 Chile [Member] Subsequent Event [Member] CLP	Dec. 31, 2012 Chile [Member] Forward Contracts [Member]	Dec. 31, 2011 Chile [Member] Forward Contracts [Member]	Feb. 28, 2013 Peru [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2013 Peru [Member] Subsequent Event [Member] PEN	Dec. 31, 2012 Peru [Member] Forward Contracts [Member]	Feb. 28, 2013 Uruguay [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2013 Uruguay [Member] Subsequent Event [Member] UYU	Jun. 30, 2013 Minimum [Member] Colombia [Member] Forecast [Member]	Dec. 31, 2013 Minimum [Member] Chile [Member] Forecast [Member]	Dec. 31, 2013 Minimum [Member] Peru [Member] Forecast [Member]	Dec. 31, 2013 Minimum [Member] Uruguay [Member] Forecast [Member]
Subsequent Event [Line Items]
Interest paid		$ 55,347,000		$ 46,022,000		$ 42,034,000								$ 16,944,000
Amount of forward purchased																2,908,000				6,800,000				1,925,000			6,000,000
Average forward rate																	1,805.25				486.27				2.56			20.07
Percentage of hedged foreign currency																		49.00%	73.00%			77.00%	90.00%			60.00%			70.00%	56.70%	50.00%	49.40%
Foreign currency exchange rate			4.3					5.3	6.96			6.3	6.3		1.7355
Recognized foreign currency loss and reduction of net monetary assets											14,100,000
Promissory note	41,000,000	13,189,000	119,700,000	5,535,000	50,000,000	2,409,000	20,000,000
Promissory note acquired										1,955,000
Froeign currency exchange loss		$ 9,382,000		$ 3,899,000		$ 1,364,000				$ 4,553,000